UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--102.8%
-------------------------------------------------------------------------------------------------------------------------
New York--90.7%
$        125,000       Albany County Airport Authority                      5.500%           12/15/2019   $      132,340
-------------------------------------------------------------------------------------------------------------------------
         635,000       Albany County IDA (Albany College of Pharmacy)       5.375            12/01/2024          657,022
-------------------------------------------------------------------------------------------------------------------------
       1,700,000       Albany County IDA (Albany College of Pharmacy)       5.625            12/01/2034        1,784,915
-------------------------------------------------------------------------------------------------------------------------
         885,000       Albany Hsg. Authority (Lark Drive)                   5.500            12/01/2028          916,435
-------------------------------------------------------------------------------------------------------------------------
       1,420,000       Albany IDA (Albany Medical Center)                   6.000            05/01/2019        1,457,687
-------------------------------------------------------------------------------------------------------------------------
       2,460,000       Albany IDA (Albany Medical Center)                   6.000            05/01/2029        2,510,873
-------------------------------------------------------------------------------------------------------------------------
         400,000       Albany IDA (Albany Municipal Golf Course
                       Clubhouse)                                           7.500            05/01/2012          401,312
-------------------------------------------------------------------------------------------------------------------------
         895,000       Albany IDA (Albany Rehab.)                           8.375            06/01/2023          938,220
-------------------------------------------------------------------------------------------------------------------------
       4,005,000       Albany IDA (Charitable Leadership)                   5.750            07/01/2026        4,152,744
-------------------------------------------------------------------------------------------------------------------------
       3,730,000       Albany IDA (Daughters of Sarah Nursing Home)         5.375            10/20/2030        4,003,372
-------------------------------------------------------------------------------------------------------------------------
       2,620,000       Albany IDA (Hampton Plaza)                           6.250            03/15/2018        2,668,680
-------------------------------------------------------------------------------------------------------------------------
         900,000       Albany IDA (New Covenant Charter School)             7.000            05/01/2025          880,713
-------------------------------------------------------------------------------------------------------------------------
       1,285,000       Albany IDA (Sage Colleges)                           5.250            04/01/2019        1,314,851
-------------------------------------------------------------------------------------------------------------------------
       1,760,000       Albany IDA (Sage Colleges)                           5.300            04/01/2029        1,799,635
-------------------------------------------------------------------------------------------------------------------------
       2,510,000       Albany Parking Authority                             5.625            07/15/2020        2,683,039
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Albany Parking Authority                             5.625            07/15/2025        2,130,480
-------------------------------------------------------------------------------------------------------------------------
       1,770,000       Albany Parking Authority                             7.050 1          11/01/2017          991,483
-------------------------------------------------------------------------------------------------------------------------
       5,700,000       Allegany County IDA (Houghton College)               5.250            01/15/2024        5,830,017
-------------------------------------------------------------------------------------------------------------------------
         920,000       Amherst IDA (Asbury Pointe)                          5.800            02/01/2015          920,350
-------------------------------------------------------------------------------------------------------------------------
          10,000       Amherst IDA (Asbury Pointe)                          6.000            02/01/2023           10,002
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Amherst IDA (Asbury Pointe)                          6.000            02/01/2029        3,059,280
-------------------------------------------------------------------------------------------------------------------------
       2,880,000       Amherst IDA (Daemen College)                         6.000            10/01/2021        3,045,658
-------------------------------------------------------------------------------------------------------------------------
      10,055,000       Amherst IDA (Daemen College)                         6.125            10/01/2031       10,580,273
-------------------------------------------------------------------------------------------------------------------------
          25,000       Amherst IDA (UBF Faculty-Student Hsg. Corp.)         5.250            08/01/2031           26,875
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Appleridge Retirement Community                      5.750            09/01/2041        3,291,120
-------------------------------------------------------------------------------------------------------------------------
         650,000       Babylon IDA (WWH Ambulance)                          7.375            09/15/2008          658,171
-------------------------------------------------------------------------------------------------------------------------
         150,000       Bethany Retirement Home                              7.450            02/01/2024          152,037
-------------------------------------------------------------------------------------------------------------------------
         810,000       Bethlehem Water System                               5.250            03/01/2018          871,844
-------------------------------------------------------------------------------------------------------------------------
         855,000       Bethlehem Water System                               5.375            03/01/2019          929,582
-------------------------------------------------------------------------------------------------------------------------
         905,000       Bethlehem Water System                               5.375            03/01/2020          981,934
-------------------------------------------------------------------------------------------------------------------------
         955,000       Bethlehem Water System                               5.500            03/01/2021        1,044,016
-------------------------------------------------------------------------------------------------------------------------
         505,000       Bethlehem Water System                               5.500            03/01/2022          550,576
-------------------------------------------------------------------------------------------------------------------------
       1,065,000       Blauvelt Volunteer Fire Company                      6.250            10/15/2017        1,088,920
-------------------------------------------------------------------------------------------------------------------------
         900,000       Bleeker Terrace HDC                                  8.750            07/01/2007          903,402
-------------------------------------------------------------------------------------------------------------------------
         580,000       Brookhaven IDA (Brookhaven Memorial Hospital)        8.250            11/15/2030          629,068
-------------------------------------------------------------------------------------------------------------------------
       6,645,000       Brookhaven IDA (Dowling College)                     6.750            03/01/2023        6,648,987
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       Brookhaven IDA (St. Joseph's College)                6.000            12/01/2020        1,300,788
-------------------------------------------------------------------------------------------------------------------------
       2,425,000       Brookhaven IDA (Stony Brook Foundation)              6.500            11/01/2020        2,543,898
-------------------------------------------------------------------------------------------------------------------------
          65,000       Broome County IDA (University Plaza)                 5.000            08/01/2025           65,946
-------------------------------------------------------------------------------------------------------------------------
       3,030,000       Broome County IDA (University Plaza)                 5.000            08/01/2036        3,071,299
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Broome County IDA (University Plaza)                 5.100            08/01/2030        1,019,820
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       Broome County IDA (University Plaza)                 5.100            08/01/2036        1,274,500
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Broome County IDA (University Plaza)                 5.200            08/01/2030        3,086,040
-------------------------------------------------------------------------------------------------------------------------
       4,450,000       Broome County IDA (University Plaza)                 5.200            08/01/2036        4,561,829
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Bushnell Basin Fire Association (Volunteer
                       Fire Department)                                     5.750            11/01/2030        3,012,420
-------------------------------------------------------------------------------------------------------------------------
         915,000       Canton Human Services Initiatives                    5.700            09/01/2024          977,193
-------------------------------------------------------------------------------------------------------------------------
       1,155,000       Canton Human Services Initiatives                    5.750            09/01/2032        1,231,623
-------------------------------------------------------------------------------------------------------------------------


1                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$        600,000       Capital District Youth Center                        6.000%           02/01/2017   $      625,560
-------------------------------------------------------------------------------------------------------------------------
         500,000       Carnegie Redevelopment Corp. 2                       7.000            09/01/2021          503,405
-------------------------------------------------------------------------------------------------------------------------
       4,295,000       Cattaraugus County IDA (Olean General Hospital)      5.250            08/01/2023        4,449,362
-------------------------------------------------------------------------------------------------------------------------
       1,465,000       Cattaraugus County IDA (St. Bonaventure
                       University)                                          5.450            09/15/2019        1,517,227
-------------------------------------------------------------------------------------------------------------------------
       2,900,000       Chautauqua County IDA (Jamestown Community
                       College)                                             5.250            08/01/2028        3,004,226
-------------------------------------------------------------------------------------------------------------------------
         825,000       Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2008          855,071
-------------------------------------------------------------------------------------------------------------------------
       3,395,000       Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2018        3,549,337
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Chautauqua County IDA (Woman's Christian
                       Association of Jamestown)                            6.400            11/15/2029        2,090,360
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029        2,542,300
-------------------------------------------------------------------------------------------------------------------------
         915,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029          930,482
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034        1,014,640
-------------------------------------------------------------------------------------------------------------------------
       1,455,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034        1,476,301
-------------------------------------------------------------------------------------------------------------------------
       1,265,000       Chemung County IDA (Hathorn Redevel. Company)        4.850            07/01/2023        1,283,203
-------------------------------------------------------------------------------------------------------------------------
       1,515,000       Chemung County IDA (Hathorn Redevel. Company)        5.000            07/01/2033        1,558,708
-------------------------------------------------------------------------------------------------------------------------
       6,880,000       Chemung County IDA (St. Joseph's Hospital)           6.000            01/01/2013        6,549,210
-------------------------------------------------------------------------------------------------------------------------
       7,060,000       Chemung County IDA (St. Joseph's Hospital)           6.350            01/01/2013        6,859,920
-------------------------------------------------------------------------------------------------------------------------
       4,910,000       Chemung County IDA (St. Joseph's Hospital)           6.500            01/01/2019        4,658,952
-------------------------------------------------------------------------------------------------------------------------
       1,960,000       Clifton Springs Hospital & Clinic                    7.650            01/01/2012        2,035,499
-------------------------------------------------------------------------------------------------------------------------
       3,065,000       Clifton Springs Hospital & Clinic                    8.000            01/01/2020        3,078,026
-------------------------------------------------------------------------------------------------------------------------
          35,000       Cohoes GO                                            6.200            03/15/2012           36,378
-------------------------------------------------------------------------------------------------------------------------
          25,000       Cohoes GO                                            6.200            03/15/2013           25,938
-------------------------------------------------------------------------------------------------------------------------
          25,000       Cohoes GO                                            6.250            03/15/2014           25,929
-------------------------------------------------------------------------------------------------------------------------
          25,000       Cohoes GO                                            6.250            03/15/2015           25,922
-------------------------------------------------------------------------------------------------------------------------
          25,000       Cohoes GO                                            6.250            03/15/2016           25,883
-------------------------------------------------------------------------------------------------------------------------
       1,855,000       Columbia County IDA (Berkshire Farms)                7.500            12/15/2014        1,896,404
-------------------------------------------------------------------------------------------------------------------------
       3,300,000       Corinth IDA (International Paper Company)            5.750            02/01/2022        3,482,292
-------------------------------------------------------------------------------------------------------------------------
       5,370,000       Cortland County IDA (Cortland Memorial
                       Hospital)                                            5.250            07/01/2032        5,646,931
-------------------------------------------------------------------------------------------------------------------------
         155,000       Dutchess County IDA (Astor Learning Center
                       Civic Facility)                                      5.150            11/01/2024          161,212
-------------------------------------------------------------------------------------------------------------------------
         120,000       Dutchess County IDA (Bard College)                   5.750            08/01/2030          128,581
-------------------------------------------------------------------------------------------------------------------------
       3,500,000       Dutchess County IDA (Bard College)                   7.000            11/01/2017        3,511,620
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Dutchess County IDA (St. Francis Hospital)           7.500            03/01/2029        1,093,140
-------------------------------------------------------------------------------------------------------------------------
       2,410,000       Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2020        2,606,295
-------------------------------------------------------------------------------------------------------------------------
       5,635,000       Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2030        6,079,263
-------------------------------------------------------------------------------------------------------------------------
          25,000       Dutchess County IDA (Vassar College)                 5.350            09/01/2040           26,519
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Dutchess County Water & Wastewater Authority         5.400 1          06/01/2027          362,350
-------------------------------------------------------------------------------------------------------------------------
       3,315,000       East Rochester Hsg. Authority (Episcopal
                       Senior Hsg.)                                         7.750            10/01/2032        3,334,559
-------------------------------------------------------------------------------------------------------------------------
       1,355,000       East Rochester Hsg. Authority (Gates Senior
                       Hsg.)                                                6.125            04/20/2043        1,496,503
-------------------------------------------------------------------------------------------------------------------------
       1,400,000       East Rochester Hsg. Authority (Genesee Valley
                       Nursing Home)                                        5.200            12/20/2024        1,482,964
-------------------------------------------------------------------------------------------------------------------------
       2,620,000       East Rochester Hsg. Authority (Jefferson Park
                       Apartments)                                          6.750            03/01/2030        2,501,026
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       East Rochester Hsg. Authority (Linden Knoll)         5.350            02/01/2038        2,027,380
-------------------------------------------------------------------------------------------------------------------------


2                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      4,095,000       East Rochester Hsg. Authority (St. John's
                       Meadows)                                             5.950%           08/01/2027   $    4,263,878
-------------------------------------------------------------------------------------------------------------------------
         365,000       Erie County IDA (Air Cargo)                          8.250            10/01/2007          365,672
-------------------------------------------------------------------------------------------------------------------------
       2,380,000       Erie County IDA (Air Cargo)                          8.500            10/01/2015        2,384,998
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Erie County IDA (Charter School Applied Tech)        6.750            06/01/2025        3,879,040
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       Erie County IDA (Charter School Applied Tech)        6.875            06/01/2035        6,742,540
-------------------------------------------------------------------------------------------------------------------------
       1,860,000       Erie County IDA (DePaul Properties)                  5.750            09/01/2028        1,474,868
-------------------------------------------------------------------------------------------------------------------------
       2,915,000       Erie County IDA (DePaul Properties)                  6.500            09/01/2018        2,753,188
-------------------------------------------------------------------------------------------------------------------------
      35,000,000       Erie County IDA (Great Lakes)                        7.500            12/01/2025       34,768,300
-------------------------------------------------------------------------------------------------------------------------
      11,310,000       Erie County IDA (Medaille College)                   7.625            04/01/2035       11,723,154
-------------------------------------------------------------------------------------------------------------------------
       3,515,000       Erie County IDA (Medaille College)                   8.250            11/01/2026        3,685,302
-------------------------------------------------------------------------------------------------------------------------
          75,000       Erie County IDA (The Episcopal Church Home)          5.875            02/01/2018           77,743
-------------------------------------------------------------------------------------------------------------------------
       9,600,000       Erie County IDA (The Episcopal Church Home)          6.000            02/01/2028        9,965,568
-------------------------------------------------------------------------------------------------------------------------
       6,685,000       Erie County Tobacco Asset Securitization Corp.       5.000            06/01/2038        6,582,920
-------------------------------------------------------------------------------------------------------------------------
      42,500,000       Erie County Tobacco Asset Securitization Corp.       5.000            06/01/2045       41,458,750
-------------------------------------------------------------------------------------------------------------------------
      54,000,000       Erie County Tobacco Asset Securitization Corp.       5.880 1          06/01/2047        4,533,300
-------------------------------------------------------------------------------------------------------------------------
         680,000       Erie County Tobacco Asset Securitization Corp.       6.125            07/15/2030          770,692
-------------------------------------------------------------------------------------------------------------------------
      20,240,000       Erie County Tobacco Asset Securitization Corp. 3     6.250            07/15/2040       23,050,729
-------------------------------------------------------------------------------------------------------------------------
      80,000,000       Erie County Tobacco Asset Securitization Corp.       6.380 1          06/01/2050        4,624,000
-------------------------------------------------------------------------------------------------------------------------
          90,000       Erie County Tobacco Asset Securitization Corp.       6.500            07/15/2032          103,487
-------------------------------------------------------------------------------------------------------------------------
     180,000,000       Erie County Tobacco Asset Securitization Corp.       6.750 1          06/01/1955        6,742,800
-------------------------------------------------------------------------------------------------------------------------
      44,880,000       Erie County Tobacco Asset Securitization Corp. 3     6.750            07/15/2040       52,099,397
-------------------------------------------------------------------------------------------------------------------------
       4,440,000       Essex County IDA (International Paper Company)       5.200            03/01/2028        4,466,862
-------------------------------------------------------------------------------------------------------------------------
       1,850,000       Essex County IDA (International Paper Company)       5.500            08/15/2022        1,899,525
-------------------------------------------------------------------------------------------------------------------------
       1,625,000       Essex County IDA (International Paper Company)       5.500            10/01/2026        1,666,714
-------------------------------------------------------------------------------------------------------------------------
         335,000       Essex County IDA (International Paper Company)       5.800            12/01/2019          342,360
-------------------------------------------------------------------------------------------------------------------------
       2,300,000       Essex County IDA (International Paper Company)       6.450            11/15/2023        2,480,734
-------------------------------------------------------------------------------------------------------------------------
          45,000       Essex County IDA (Moses Ludington Nursing Home)      6.200            02/01/2030           49,616
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       Essex County IDA (Moses Ludington Nursing Home)      6.375            02/01/2050        5,520,800
-------------------------------------------------------------------------------------------------------------------------
         170,000       Essex County IDA (Moses Ludington Nursing Home)      9.000            02/01/2008          174,648
-------------------------------------------------------------------------------------------------------------------------
         975,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.000            06/01/2020          970,427
-------------------------------------------------------------------------------------------------------------------------
         320,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.000            06/01/2020          318,499
-------------------------------------------------------------------------------------------------------------------------
       1,235,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.200            06/01/2025        1,229,640
-------------------------------------------------------------------------------------------------------------------------
         410,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.200            06/01/2025          408,221
-------------------------------------------------------------------------------------------------------------------------
       1,100,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.300            06/01/2035        1,100,330
-------------------------------------------------------------------------------------------------------------------------
       5,680,000       Franklin County IDA (Adirondack Medical Center)      5.500            12/01/2029        6,029,036
-------------------------------------------------------------------------------------------------------------------------
         900,000       Franklin County IDA (North Country Community
                       College Foundation)                                  5.200            06/01/2025          896,094
-------------------------------------------------------------------------------------------------------------------------
          50,000       Freeport Union Free School District                  5.250            03/15/2032           52,773
-------------------------------------------------------------------------------------------------------------------------
         375,000       Glen Cove IDA (SLCD)                                 6.875            07/01/2008          377,914
-------------------------------------------------------------------------------------------------------------------------
       3,775,000       Glen Cove IDA (SLCD)                                 7.375            07/01/2023        3,938,005
-------------------------------------------------------------------------------------------------------------------------
       1,355,000       Green Island Power Authority                         5.125            12/15/2024        1,381,707
-------------------------------------------------------------------------------------------------------------------------
       2,795,000       Green Island Power Authority                         6.000            12/15/2020        2,961,303
-------------------------------------------------------------------------------------------------------------------------
       1,695,000       Green Island Power Authority                         6.000            12/15/2025        1,778,089
-------------------------------------------------------------------------------------------------------------------------
         840,000       Hempstead GO                                         5.000            07/01/2020          854,834
-------------------------------------------------------------------------------------------------------------------------
       1,025,000       Hempstead GO                                         5.000            07/01/2021        1,039,801
-------------------------------------------------------------------------------------------------------------------------


3                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,270,000       Hempstead GO                                         5.000%           07/01/2022   $    1,286,078
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Hempstead IDA (Adelphi University)                   5.500            06/01/2032        2,686,425
-------------------------------------------------------------------------------------------------------------------------
         345,000       Hempstead IDA (Dentaco Corp.)                        7.250            11/01/2012          355,723
-------------------------------------------------------------------------------------------------------------------------
       1,270,000       Hempstead IDA (Dentaco Corp.)                        8.250            11/01/2025        1,331,633
-------------------------------------------------------------------------------------------------------------------------
       4,140,000       Hempstead IDA (Engel Burman Senior Hsg.)             6.250            11/01/2010        4,188,231
-------------------------------------------------------------------------------------------------------------------------
      18,825,000       Hempstead IDA (Engel Burman Senior Hsg.)             6.750            11/01/2024       19,346,076
-------------------------------------------------------------------------------------------------------------------------
       2,435,000       Hempstead IDA (Franklin Hospital Medical
                       Center)                                              5.750            11/01/2008        2,416,591
-------------------------------------------------------------------------------------------------------------------------
       9,375,000       Hempstead IDA (Franklin Hospital Medical
                       Center)                                              6.375            11/01/2018        9,175,313
-------------------------------------------------------------------------------------------------------------------------
       9,415,000       Hempstead IDA (Franklin Hospital Medical
                       Center)                                              7.750            11/01/2022       10,070,096
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044        2,553,600
-------------------------------------------------------------------------------------------------------------------------
       5,700,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044        5,700,969
-------------------------------------------------------------------------------------------------------------------------
       4,770,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044        4,872,269
-------------------------------------------------------------------------------------------------------------------------
      12,530,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044       12,798,643
-------------------------------------------------------------------------------------------------------------------------
       6,355,000       Hempstead IDA (South Shore YJCC)                     6.750            11/01/2024        6,434,692
-------------------------------------------------------------------------------------------------------------------------
       8,110,000       Herkimer County IDA (Burrows Paper) 2                8.000            01/01/2009        8,040,660
-------------------------------------------------------------------------------------------------------------------------
       1,285,000       Herkimer County IDA (College Foundation)             6.400            11/01/2020        1,368,409
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Herkimer County IDA (College Foundation)             6.500            11/01/2030        2,109,340
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Herkimer County IDA (Folts Adult Home)               5.500            03/20/2040        3,279,060
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Herkimer County IDA (Herkimer County College
                       Foundation)                                          6.250            08/01/2034        1,053,310
-------------------------------------------------------------------------------------------------------------------------
         265,000       Herkimer Hsg. Authority                              7.150            03/01/2011          273,035
-------------------------------------------------------------------------------------------------------------------------
         990,000       Hudson IDA (Have, Inc.)                              8.125            12/01/2017          999,752
-------------------------------------------------------------------------------------------------------------------------
       1,255,000       Hudson IDA (Hudson Fabrics)                          6.750            11/01/2024        1,281,832
-------------------------------------------------------------------------------------------------------------------------
         145,000       Huntington Hsg. Authority (GJSR)                     5.875            05/01/2019          145,985
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Huntington Hsg. Authority (GJSR)                     6.000            05/01/2029        1,008,750
-------------------------------------------------------------------------------------------------------------------------
       8,500,000       Huntington Hsg. Authority (GJSR)                     6.000            05/01/2039        8,500,680
-------------------------------------------------------------------------------------------------------------------------
         820,000       Islip IDA (Leeway School)                            9.000            08/01/2021          829,627
-------------------------------------------------------------------------------------------------------------------------
      19,065,000       Islip IDA (Southside Hospital Civic Facilities)      7.750            12/01/2022       20,155,518
-------------------------------------------------------------------------------------------------------------------------
       1,315,000       Islip Res Rec, Series E                              5.750            07/01/2021        1,462,333
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Islip Res Rec, Series E                              5.750            07/01/2023        1,108,950
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Kenmore Hsg. Authority (SUNY at Buffalo)             5.500            08/01/2024        3,182,880
-------------------------------------------------------------------------------------------------------------------------
       8,000,000       L.I.  Power Authority                                5.750            12/01/2024        8,543,040
-------------------------------------------------------------------------------------------------------------------------
       7,905,000       L.I.  Power Authority RITES 2                       11.533 4          12/01/2022        9,539,912
-------------------------------------------------------------------------------------------------------------------------
      21,000,000       L.I.  Power Authority RITES 2                       11.564 4          12/01/2022       25,343,220
-------------------------------------------------------------------------------------------------------------------------
       3,750,000       L.I.  Power Authority RITES 2                       12.033 4          12/01/2026        4,572,975
-------------------------------------------------------------------------------------------------------------------------
       2,915,000       L.I.  Power Authority RITES 2                       12.101 4          09/01/2028        3,771,369
-------------------------------------------------------------------------------------------------------------------------
         250,000       L.I.  Power Authority, Series A                      5.000            09/01/2027          259,515
-------------------------------------------------------------------------------------------------------------------------
      24,130,000       L.I.  Power Authority, Series A                      5.125            09/01/2029       25,000,369
-------------------------------------------------------------------------------------------------------------------------
          60,000       L.I.  Power Authority, Series A                      5.125            09/01/2029           63,082
-------------------------------------------------------------------------------------------------------------------------
      44,530,000       L.I.  Power Authority, Series A                      5.375            09/01/2025       47,958,365
-------------------------------------------------------------------------------------------------------------------------
      86,300,000       L.I.  Power Authority, Series L                      5.375            05/01/2033       90,650,383
-------------------------------------------------------------------------------------------------------------------------
         100,000       Lowville GO                                          7.200            09/15/2012          120,643
-------------------------------------------------------------------------------------------------------------------------
         100,000       Lowville GO                                          7.200            09/15/2013          122,144
-------------------------------------------------------------------------------------------------------------------------
         100,000       Lowville GO                                          7.200            09/15/2014          124,097
-------------------------------------------------------------------------------------------------------------------------
       3,830,000       Lyons Community Health Initiatives Corp.             5.550            09/01/2024        4,059,340
-------------------------------------------------------------------------------------------------------------------------
       4,410,000       Macleay Hsg. Corp. (Larchmont Woods)                 8.500            01/01/2031        4,457,452
-------------------------------------------------------------------------------------------------------------------------
         750,000       Madison County IDA (Morrisville State College
                       Foundation)                                          5.000            06/01/2028          792,203
-------------------------------------------------------------------------------------------------------------------------
       1,100,000       Madison County IDA (Morrisville State College
                       Foundation)                                          5.000            06/01/2032        1,153,262
-------------------------------------------------------------------------------------------------------------------------


4                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,290,000       Madison County IDA (Oneida Healthcare Center)        5.300%           02/01/2021   $    1,361,324
-------------------------------------------------------------------------------------------------------------------------
       5,500,000       Madison County IDA (Oneida Healthcare Center)        5.350            02/01/2031        5,790,675
-------------------------------------------------------------------------------------------------------------------------
          45,000       Middleton IDA (Flanagan Design & Display)            7.000            11/01/2006           45,686
-------------------------------------------------------------------------------------------------------------------------
         690,000       Middleton IDA (Flanagan Design & Display)            7.500            11/01/2018          726,922
-------------------------------------------------------------------------------------------------------------------------
       3,955,000       Middletown IDA (Southwinds Retirement Home)          6.375            03/01/2018        3,939,655
-------------------------------------------------------------------------------------------------------------------------
         375,000       Middletown IDA (YMCA)                                6.250            11/01/2009          362,475
-------------------------------------------------------------------------------------------------------------------------
       1,255,000       Middletown IDA (YMCA)                                7.000            11/01/2019        1,161,189
-------------------------------------------------------------------------------------------------------------------------
         250,000       Monroe County COP                                    8.050            01/01/2011          260,000
-------------------------------------------------------------------------------------------------------------------------
         715,000       Monroe County IDA (Canal Ponds)                      7.000            06/15/2013          751,572
-------------------------------------------------------------------------------------------------------------------------
          50,000       Monroe County IDA (Cloverwood Senior Living)         6.750            05/01/2023           40,551
-------------------------------------------------------------------------------------------------------------------------
       1,261,112       Monroe County IDA (Cottrone Devel.)                  9.500            12/01/2010        1,278,629
-------------------------------------------------------------------------------------------------------------------------
         950,000       Monroe County IDA (Dayton Rogers Manufacturing)      6.100            12/01/2009          922,906
-------------------------------------------------------------------------------------------------------------------------
       2,495,000       Monroe County IDA (DePaul Community Facilities)      5.875            02/01/2028        2,108,749
-------------------------------------------------------------------------------------------------------------------------
       5,435,000       Monroe County IDA (DePaul Community Facilities)      5.950            08/01/2028        4,873,673
-------------------------------------------------------------------------------------------------------------------------
         880,000       Monroe County IDA (DePaul Community Facilities)      6.450            02/01/2014          889,548
-------------------------------------------------------------------------------------------------------------------------
       1,285,000       Monroe County IDA (DePaul Community Facilities)      6.500            02/01/2024        1,296,231
-------------------------------------------------------------------------------------------------------------------------
       4,485,000       Monroe County IDA (DePaul Properties)                6.150            09/01/2021        4,149,298
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Monroe County IDA (Highland Hospital of
                       Rochester)                                           5.000            08/01/2022        1,031,700
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       Monroe County IDA (Highland Hospital of
                       Rochester)                                           5.000            08/01/2025        1,280,675
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Monroe County IDA (Jewish Home of Rochester
                       Senior Hsg.)                                         6.875            04/01/2017        1,033,320
-------------------------------------------------------------------------------------------------------------------------
       5,005,000       Monroe County IDA (Jewish Home of Rochester
                       Senior Hsg.)                                         6.875            04/01/2027        5,155,801
-------------------------------------------------------------------------------------------------------------------------
         190,000       Monroe County IDA (Machine Tool Research)            7.750            12/01/2006          189,466
-------------------------------------------------------------------------------------------------------------------------
         600,000       Monroe County IDA (Machine Tool Research)            8.000            12/01/2011          595,014
-------------------------------------------------------------------------------------------------------------------------
         300,000       Monroe County IDA (Machine Tool Research)            8.500            12/01/2013          296,037
-------------------------------------------------------------------------------------------------------------------------
         820,000       Monroe County IDA (Melles Griot)                     9.500            12/01/2009          824,543
-------------------------------------------------------------------------------------------------------------------------
         875,000       Monroe County IDA (Morrell/Morrell)                  7.000            12/01/2007          875,298
-------------------------------------------------------------------------------------------------------------------------
       4,330,000       Monroe County IDA (Piano Works)                      7.625            11/01/2016        4,465,442
-------------------------------------------------------------------------------------------------------------------------
       2,890,000       Monroe County IDA (Rochester Institute of
                       Technology)                                          5.375            04/01/2029        2,852,054
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Monroe County IDA (Southview Towers)                 6.125            02/01/2020        1,089,890
-------------------------------------------------------------------------------------------------------------------------
       1,465,000       Monroe County IDA (St. John Fisher College)          5.200            06/01/2019        1,556,665
-------------------------------------------------------------------------------------------------------------------------
       2,190,000       Monroe County IDA (St. John Fisher College)          5.250            06/01/2026        2,317,962
-------------------------------------------------------------------------------------------------------------------------
       3,075,000       Monroe County IDA (St. John Fisher College)          5.375            06/01/2024        3,240,128
-------------------------------------------------------------------------------------------------------------------------
         935,000       Monroe County IDA (Volunteers of America)            5.700            08/01/2018          946,921
-------------------------------------------------------------------------------------------------------------------------
       2,720,000       Monroe County IDA (Volunteers of America)            5.750            08/01/2028        2,676,643
-------------------------------------------------------------------------------------------------------------------------
         345,000       Monroe County IDA (West End Business)                8.000            12/01/2014          349,116
-------------------------------------------------------------------------------------------------------------------------
         170,000       Monroe County IDA (West End Business)                8.000            12/01/2014          172,028
-------------------------------------------------------------------------------------------------------------------------
         515,000       Monroe County IDA (West End Business)                8.000            12/01/2014          523,585
-------------------------------------------------------------------------------------------------------------------------
       1,375,000       Monroe County IDA (West End Business)                8.000            12/01/2014        1,391,954
-------------------------------------------------------------------------------------------------------------------------
      12,000,000       Monroe County IDA (Woodlawn Village)                 8.550            11/15/2032       13,043,040
-------------------------------------------------------------------------------------------------------------------------
      16,295,000       Monroe County Tobacco Asset Securitization
                       Corp.                                                6.375            06/01/2035       18,523,667
-------------------------------------------------------------------------------------------------------------------------
      30,000,000       Monroe County Tobacco Asset Securitization
                       Corp.                                                6.625            06/01/2042       34,424,400
-------------------------------------------------------------------------------------------------------------------------
      15,000,000       Monroe County Tobacco Asset Securitization
                       Corp. RITES 2                                        9.465 4          06/01/2035       19,103,250
-------------------------------------------------------------------------------------------------------------------------
       6,870,000       Monroe County Tobacco Asset Securitization
                       Corp. RITES 2                                       10.064 4          06/01/2042        8,896,444
-------------------------------------------------------------------------------------------------------------------------


5                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      2,165,000       Monroe Newpower Corp.                                5.500%           01/01/2034   $    2,267,924
-------------------------------------------------------------------------------------------------------------------------
         580,000       Monroe Newpower Corp.                                5.625            01/01/2026          612,260
-------------------------------------------------------------------------------------------------------------------------
       5,860,000       Montgomery County IDA (ASMF) 2, 5                    7.250            01/15/2019          879,000
-------------------------------------------------------------------------------------------------------------------------
         500,000       Mount Vernon IDA (Kings Court)                       5.200            12/01/2033          506,545
-------------------------------------------------------------------------------------------------------------------------
       3,275,000       Mount Vernon IDA (Macedonia Towers)                  5.200            12/01/2033        3,317,870
-------------------------------------------------------------------------------------------------------------------------
       2,295,000       Mount Vernon IDA (Meadowview)                        6.150            06/01/2019        2,364,355
-------------------------------------------------------------------------------------------------------------------------
       2,600,000       Mount Vernon IDA (Meadowview)                        6.200            06/01/2029        2,662,348
-------------------------------------------------------------------------------------------------------------------------
       2,100,000       MTA DRIVERS 2                                        8.850 4          05/15/2013        1,985,466
-------------------------------------------------------------------------------------------------------------------------
      14,200,000       MTA RITES 2                                         11.033 4          11/15/2025       17,692,632
-------------------------------------------------------------------------------------------------------------------------
       1,910,000       MTA RITES 2                                         11.033 4          11/15/2028        2,246,771
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       MTA RITES 2                                         11.033 4          11/15/2030       11,663,400
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       MTA RITES 2                                         11.033 4          11/15/2030        5,831,700
-------------------------------------------------------------------------------------------------------------------------
       2,890,000       MTA RITES 2                                         11.033 4          11/15/2030        3,370,723
-------------------------------------------------------------------------------------------------------------------------
       7,500,000       MTA RITES 2                                         11.033 4          11/15/2031        8,710,200
-------------------------------------------------------------------------------------------------------------------------
       2,125,000       MTA RITES 2                                         11.033 4          11/15/2032        2,452,080
-------------------------------------------------------------------------------------------------------------------------
       2,220,000       MTA Service Contract RITES 2                        11.533 4          01/01/2024        2,767,763
-------------------------------------------------------------------------------------------------------------------------
      15,895,000       MTA Service Contract, Series A                       5.125            01/01/2024       16,875,404
-------------------------------------------------------------------------------------------------------------------------
     132,950,000       MTA Service Contract, Series A                       5.125            01/01/2029      139,875,366
-------------------------------------------------------------------------------------------------------------------------
      20,000,000       MTA Service Contract, Series A                       5.750            07/01/2031       22,340,200
-------------------------------------------------------------------------------------------------------------------------
      33,275,000       MTA Service Contract, Series B                       5.250            01/01/2031       35,118,435
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       MTA, Series A                                        4.750            11/15/2030        4,082,040
-------------------------------------------------------------------------------------------------------------------------
      13,775,000       MTA, Series A                                        5.000            11/15/2030       14,347,765
-------------------------------------------------------------------------------------------------------------------------
          20,000       MTA, Series A                                        5.000            11/15/2032           20,860
-------------------------------------------------------------------------------------------------------------------------
      42,295,000       MTA, Series A                                        5.125            11/15/2031       44,251,144
-------------------------------------------------------------------------------------------------------------------------
          25,000       MTA, Series B                                        5.000            01/01/2031           25,963
-------------------------------------------------------------------------------------------------------------------------
      42,000,000       MTA, Series B                                        5.000            11/15/2031       43,704,360
-------------------------------------------------------------------------------------------------------------------------
      20,080,000       MTA, Series B                                        5.250            11/15/2032       21,311,908
-------------------------------------------------------------------------------------------------------------------------
      34,765,000       MTA, Series E                                        5.250            11/15/2031       36,586,338
-------------------------------------------------------------------------------------------------------------------------
         802,824       Municipal Assistance Corp. for Troy, NY              5.730 1          07/15/2021          405,017
-------------------------------------------------------------------------------------------------------------------------
       1,218,573       Municipal Assistance Corp. for Troy, NY              5.740 1          01/15/2022          597,759
-------------------------------------------------------------------------------------------------------------------------
       1,090,000       Nassau County IDA (ALIA-ACDS)                        7.500            06/01/2015        1,189,942
-------------------------------------------------------------------------------------------------------------------------
       2,975,000       Nassau County IDA (ALIA-ACLD)                        6.250            09/01/2022        3,065,143
-------------------------------------------------------------------------------------------------------------------------
         240,000       Nassau County IDA (ALIA-ACLD)                        7.125            06/01/2017          258,420
-------------------------------------------------------------------------------------------------------------------------
         375,000       Nassau County IDA (ALIA-ACLD)                        7.500            06/01/2015          409,384
-------------------------------------------------------------------------------------------------------------------------
       6,175,000       Nassau County IDA (ALIA-CSMR)                        7.000            11/01/2016        6,662,763
-------------------------------------------------------------------------------------------------------------------------
       3,520,000       Nassau County IDA (ALIA-CSMR)                        7.125            06/01/2017        3,794,208
-------------------------------------------------------------------------------------------------------------------------
       1,870,000       Nassau County IDA (ALIA-CSMR)                        7.500            06/01/2015        2,041,460
-------------------------------------------------------------------------------------------------------------------------
         330,000       Nassau County IDA (ALIA-FREE)                        7.125            06/01/2012          359,182
-------------------------------------------------------------------------------------------------------------------------
       2,310,000       Nassau County IDA (ALIA-FREE)                        7.500            06/01/2015        2,521,804
-------------------------------------------------------------------------------------------------------------------------
       4,030,000       Nassau County IDA (ALIA-FREE)                        8.150            06/01/2030        4,358,002
-------------------------------------------------------------------------------------------------------------------------
       6,485,000       Nassau County IDA (ALIA-FREE)                        8.250            06/01/2032        6,954,644
-------------------------------------------------------------------------------------------------------------------------
         945,000       Nassau County IDA (ALIA-HH)                          7.125            06/01/2017        1,018,616
-------------------------------------------------------------------------------------------------------------------------
         725,000       Nassau County IDA (ALIA-HHS)                         7.125            06/01/2017          781,478
-------------------------------------------------------------------------------------------------------------------------
         240,000       Nassau County IDA (ALIA-LVH)                         7.500            06/01/2015          262,006
-------------------------------------------------------------------------------------------------------------------------
         565,000       Nassau County IDA (CNGCS)                            7.500            06/01/2030          616,805
-------------------------------------------------------------------------------------------------------------------------
       2,245,000       Nassau County IDA (CNGCS)                            8.150            06/01/2030        2,443,234
-------------------------------------------------------------------------------------------------------------------------
       5,240,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047        5,435,819
-------------------------------------------------------------------------------------------------------------------------
       3,410,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047        3,537,432
-------------------------------------------------------------------------------------------------------------------------


6                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      5,875,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750%           05/01/2047   $    6,094,549
-------------------------------------------------------------------------------------------------------------------------
       6,450,000       Nassau County IDA (Engel Burman Senior Hsg.) 3       7.750            05/01/2047        6,691,037
-------------------------------------------------------------------------------------------------------------------------
       9,155,000       Nassau County IDA (Engel Burman Senior Hsg.) 3       7.750            05/01/2047        9,497,122
-------------------------------------------------------------------------------------------------------------------------
       3,910,000       Nassau County IDA (Little Village School)            7.500            12/01/2031        4,161,296
-------------------------------------------------------------------------------------------------------------------------
       2,290,000       Nassau County IDA (North Shore CFGA)                 6.750            05/01/2024        2,317,938
-------------------------------------------------------------------------------------------------------------------------
       2,759,599       Nassau County IDA (Sharp International) 2,5          7.375            12/01/2007          357,368
-------------------------------------------------------------------------------------------------------------------------
       1,752,588       Nassau County IDA (Sharp International) 2,5          7.375            12/01/2007          226,960
-------------------------------------------------------------------------------------------------------------------------
       2,527,212       Nassau County IDA (Sharp International) 2,5          7.875            12/01/2012          327,274
-------------------------------------------------------------------------------------------------------------------------
       1,597,663       Nassau County IDA (Sharp International) 2,5          7.875            12/01/2012          206,897
-------------------------------------------------------------------------------------------------------------------------
       2,050,000       Nassau County IDA (United Cerebral Palsy)            6.250            11/01/2014        2,060,722
-------------------------------------------------------------------------------------------------------------------------
      24,265,000       Nassau County IDA (Westbury Senior Living)           7.900            11/01/2031       24,422,965
-------------------------------------------------------------------------------------------------------------------------
       4,675,000       Nassau County Interim Finance Authority              5.000            11/15/2024        4,966,767
-------------------------------------------------------------------------------------------------------------------------
       4,375,000       Nassau County Interim Finance Authority RITES 2     11.613 4          11/15/2021        4,939,813
-------------------------------------------------------------------------------------------------------------------------
      17,730,000       Nassau County Tobacco Settlement Corp. RITES 2       9.515 4          07/15/2033       19,860,969
-------------------------------------------------------------------------------------------------------------------------
      10,535,000       Nassau County Tobacco Settlement Corp. RITES 2       9.715 4          07/15/2027       11,948,692
-------------------------------------------------------------------------------------------------------------------------
      17,590,000       Nassau County Tobacco Settlement Corp. RITES 2       9.915 4          07/15/2039       19,944,949
-------------------------------------------------------------------------------------------------------------------------
       7,155,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        7,555,680
-------------------------------------------------------------------------------------------------------------------------
       3,340,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        3,354,028
-------------------------------------------------------------------------------------------------------------------------
       4,290,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        4,308,018
-------------------------------------------------------------------------------------------------------------------------
       6,195,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        6,257,260
-------------------------------------------------------------------------------------------------------------------------
       4,775,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        4,795,055
-------------------------------------------------------------------------------------------------------------------------
       4,775,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045        4,818,453
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       New Hartford-Sunset Wood Funding Corp.               5.500            02/01/2029        2,092,700
-------------------------------------------------------------------------------------------------------------------------
      13,010,000       New Rochelle IDA (College of New Rochelle)           5.250            07/01/2027       13,528,839
-------------------------------------------------------------------------------------------------------------------------
       6,500,000       New Rochelle IDA (College of New Rochelle)           5.500            07/01/2019        6,853,665
-------------------------------------------------------------------------------------------------------------------------
       3,670,000       New Rochelle IDA (Soundview Apartments)              5.375            04/01/2036        3,808,799
-------------------------------------------------------------------------------------------------------------------------
       4,885,000       Newark-Wayne Community Hospital                      5.875            01/15/2033        4,895,259
-------------------------------------------------------------------------------------------------------------------------
       2,360,000       Newark-Wayne Community Hospital                      7.600            09/01/2015        2,359,882
-------------------------------------------------------------------------------------------------------------------------
       3,300,000       Niagara County IDA (American Ref-Fuel Company)       5.550            11/15/2024        3,495,624
-------------------------------------------------------------------------------------------------------------------------
       1,500,000       Niagara County IDA (Niagara University)              5.350            11/01/2023        1,627,185
-------------------------------------------------------------------------------------------------------------------------
       5,400,000       Niagara County IDA (Niagara University)              5.400            11/01/2031        5,693,544
-------------------------------------------------------------------------------------------------------------------------
       1,200,000       Niagara County IDA (Sevenson Hotel)                  6.600            05/01/2007        1,202,064
-------------------------------------------------------------------------------------------------------------------------
       6,500,000       Niagara County IDA (Solid Waste Disposal)            5.625            11/15/2024        6,931,405
-------------------------------------------------------------------------------------------------------------------------
          20,000       Niagara County Tobacco Asset Securitization
                       Corp.                                                5.750            05/15/2022           20,986
-------------------------------------------------------------------------------------------------------------------------
       1,370,000       Niagara County Tobacco Asset Securitization
                       Corp.                                                6.250            05/15/2034        1,457,447
-------------------------------------------------------------------------------------------------------------------------
       6,120,000       Niagara County Tobacco Asset Securitization
                       Corp.                                                6.250            05/15/2040        6,510,640
-------------------------------------------------------------------------------------------------------------------------
          90,000       Niagara Frontier Transportation Authority
                       (Buffalo Niagara International Airport)              5.000            04/01/2028           91,431
-------------------------------------------------------------------------------------------------------------------------
          25,000       Niagara Frontier Transportation Authority
                       (Buffalo Niagara International Airport)              5.625            04/01/2029           26,681
-------------------------------------------------------------------------------------------------------------------------
         715,000       North Babylon Volunteer Fire Company                 5.750            08/01/2022          765,894
-------------------------------------------------------------------------------------------------------------------------
       1,555,000       North Country Devel. Authority (Clarkson
                       University)                                          5.500            07/01/2019        1,630,806
-------------------------------------------------------------------------------------------------------------------------
       3,145,000       North Country Devel. Authority (Clarkson
                       University)                                          5.500            07/01/2029        3,284,953
-------------------------------------------------------------------------------------------------------------------------
         375,000       North Tonawanda HDC (Bishop Gibbons Associates)      6.800            12/15/2007          383,951
-------------------------------------------------------------------------------------------------------------------------
       3,295,000       North Tonawanda HDC (Bishop Gibbons Associates)      7.375            12/15/2021        3,703,910
-------------------------------------------------------------------------------------------------------------------------


7                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$         25,000       Nunda GO                                             8.000%           05/01/2010   $       29,077
-------------------------------------------------------------------------------------------------------------------------
         960,000       NY Counties Tobacco Trust I (TASC)                   6.500            06/01/2035        1,031,616
-------------------------------------------------------------------------------------------------------------------------
       3,975,000       NY Counties Tobacco Trust I (TASC) Fixed
                       Receipts                                             6.225            06/01/2028        4,247,685
-------------------------------------------------------------------------------------------------------------------------
      11,915,000       NY Counties Tobacco Trust I (TASC) RITES 2          12.473 4          06/01/2028       14,366,988
-------------------------------------------------------------------------------------------------------------------------
       9,105,000       NY Counties Tobacco Trust I RITES 2                  9.715 4          06/01/2035       10,463,466
-------------------------------------------------------------------------------------------------------------------------
      29,525,000       NY Counties Tobacco Trust I RITES 2                  9.719 4          06/01/2042       34,363,262
-------------------------------------------------------------------------------------------------------------------------
      29,780,000       NY Counties Tobacco Trust II (TASC)                  5.625            06/01/2035       30,933,379
-------------------------------------------------------------------------------------------------------------------------
      53,855,000       NY Counties Tobacco Trust II (TASC)                  5.750            06/01/2043       56,319,405
-------------------------------------------------------------------------------------------------------------------------
         245,000       NY Counties Tobacco Trust III                        6.000            06/01/2043          262,280
-------------------------------------------------------------------------------------------------------------------------
     117,975,000       NY Counties Tobacco Trust IV                         5.880 1          06/01/2050        8,467,066
-------------------------------------------------------------------------------------------------------------------------
     279,690,000       NY Counties Tobacco Trust IV                         6.370 1          06/01/2055       11,749,777
-------------------------------------------------------------------------------------------------------------------------
     561,950,000       NY Counties Tobacco Trust IV                         6.800 1          06/01/2060       14,273,530
-------------------------------------------------------------------------------------------------------------------------
      82,500,000       NY Counties Tobacco Trust IV (TASC) 3                0.000            06/01/2041       63,413,625
-------------------------------------------------------------------------------------------------------------------------
      11,455,000       NY Counties Tobacco Trust IV (TASC)                  5.000            06/01/2045       11,069,196
-------------------------------------------------------------------------------------------------------------------------
      82,500,000       NY Counties Tobacco Trust IV (TASC)                  6.650            06/01/2041       18,617,775
-------------------------------------------------------------------------------------------------------------------------
      29,145,000       NYC GO                                               5.000            06/01/2021       30,637,515
-------------------------------------------------------------------------------------------------------------------------
       4,150,000       NYC GO                                               5.000            03/01/2024        4,332,019
-------------------------------------------------------------------------------------------------------------------------
      14,000,000       NYC GO                                               5.000            09/01/2024       14,640,220
-------------------------------------------------------------------------------------------------------------------------
       6,000,000       NYC GO                                               5.000            09/01/2026        6,264,540
-------------------------------------------------------------------------------------------------------------------------
          60,000       NYC GO                                               5.000            08/15/2028           61,363
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       NYC GO                                               5.000            11/01/2028        7,271,600
-------------------------------------------------------------------------------------------------------------------------
         295,000       NYC GO                                               5.000            03/15/2029          302,133
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYC GO                                               5.000            03/15/2029           20,601
-------------------------------------------------------------------------------------------------------------------------
      16,760,000       NYC GO                                               5.000            03/01/2030       17,364,366
-------------------------------------------------------------------------------------------------------------------------
      15,255,000       NYC GO                                               5.000            08/01/2030       15,824,164
-------------------------------------------------------------------------------------------------------------------------
      33,000,000       NYC GO                                               5.000            06/01/2033       34,230,240
-------------------------------------------------------------------------------------------------------------------------
      12,455,000       NYC GO                                               5.000            12/01/2033       12,895,160
-------------------------------------------------------------------------------------------------------------------------
      46,550,000       NYC GO                                               5.000            11/01/2034       48,180,647
-------------------------------------------------------------------------------------------------------------------------
      30,000,000       NYC GO                                               5.000            03/01/2035       31,081,800
-------------------------------------------------------------------------------------------------------------------------
      29,735,000       NYC GO                                               5.000            04/01/2035       30,816,165
-------------------------------------------------------------------------------------------------------------------------
       5,400,000       NYC GO                                               5.000            08/01/2035        5,601,474
-------------------------------------------------------------------------------------------------------------------------
          60,000       NYC GO                                               5.100            11/01/2019           62,989
-------------------------------------------------------------------------------------------------------------------------
       5,285,000       NYC GO                                               5.100            08/15/2027        5,545,022
-------------------------------------------------------------------------------------------------------------------------
       3,710,000       NYC GO                                               5.250            10/15/2021        3,966,918
-------------------------------------------------------------------------------------------------------------------------
         265,000       NYC GO                                               5.250            08/15/2023          279,996
-------------------------------------------------------------------------------------------------------------------------
         535,000       NYC GO                                               5.250            08/01/2024          561,113
-------------------------------------------------------------------------------------------------------------------------
      33,485,000       NYC GO                                               5.250            06/01/2027       35,360,160
-------------------------------------------------------------------------------------------------------------------------
       4,460,000       NYC GO                                               5.250            06/01/2028        4,735,539
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC GO                                               5.250            09/15/2033        1,058,460
-------------------------------------------------------------------------------------------------------------------------
      20,105,000       NYC GO                                               5.375            12/01/2026       21,303,057
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYC GO                                               5.375            03/01/2027           21,425
-------------------------------------------------------------------------------------------------------------------------
          55,000       NYC GO                                               5.375            08/01/2027           58,924
-------------------------------------------------------------------------------------------------------------------------
         515,000       NYC GO                                               5.375            08/01/2027          544,865
-------------------------------------------------------------------------------------------------------------------------
       1,115,000       NYC GO                                               5.375            03/15/2028        1,184,208
-------------------------------------------------------------------------------------------------------------------------
      55,790,000       NYC GO                                               5.375            06/01/2032       59,182,032
-------------------------------------------------------------------------------------------------------------------------
      11,500,000       NYC GO                                               5.500            08/01/2020       12,524,765
-------------------------------------------------------------------------------------------------------------------------
      11,860,000       NYC GO                                               5.500            08/01/2021       12,900,359
-------------------------------------------------------------------------------------------------------------------------
       1,255,000       NYC GO                                               5.500            06/01/2028        1,346,326
-------------------------------------------------------------------------------------------------------------------------
       6,910,000       NYC GO                                               5.500            12/01/2031        7,473,649
-------------------------------------------------------------------------------------------------------------------------


8                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      6,745,000       NYC GO                                               5.500%           11/15/2037   $    7,083,464
-------------------------------------------------------------------------------------------------------------------------
         155,000       NYC GO                                               5.625            03/15/2019          173,975
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYC GO                                               5.750            02/01/2020            5,114
-------------------------------------------------------------------------------------------------------------------------
       1,500,000       NYC GO                                               5.750            03/01/2020        1,662,975
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYC GO                                               5.950            08/01/2014            5,373
-------------------------------------------------------------------------------------------------------------------------
      12,880,000       NYC GO                                               6.000            01/15/2021       14,507,388
-------------------------------------------------------------------------------------------------------------------------
          40,000       NYC GO                                               6.150 1          10/01/2012           30,426
-------------------------------------------------------------------------------------------------------------------------
         200,000       NYC GO                                               6.340 1          05/15/2012          154,544
-------------------------------------------------------------------------------------------------------------------------
         335,000       NYC GO                                               6.350            05/15/2014          361,921
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYC GO                                               7.000            02/01/2010           20,254
-------------------------------------------------------------------------------------------------------------------------
          15,000       NYC GO                                               7.250            08/15/2024           15,048
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYC GO                                               7.750            08/15/2028            5,082
-------------------------------------------------------------------------------------------------------------------------
         100,000       NYC GO DIAMONDS                                      0.000 6          08/01/2025           92,344
-------------------------------------------------------------------------------------------------------------------------
         837,000       NYC GO RIBS                                          9.220 4          08/12/2010          854,083
-------------------------------------------------------------------------------------------------------------------------
         837,000       NYC GO RIBS                                          9.220 4          09/01/2011          854,318
-------------------------------------------------------------------------------------------------------------------------
       1,045,000       NYC HDC (Barclay Avenue)                             6.450            04/01/2017        1,071,898
-------------------------------------------------------------------------------------------------------------------------
       4,055,000       NYC HDC (Barclay Avenue)                             6.600            04/01/2033        4,161,119
-------------------------------------------------------------------------------------------------------------------------
         294,143       NYC HDC (Bay Towers)                                 6.500            08/15/2017          309,418
-------------------------------------------------------------------------------------------------------------------------
           1,271       NYC HDC (Boulevard Towers)                           6.500            08/15/2017            1,337
-------------------------------------------------------------------------------------------------------------------------
         373,201       NYC HDC (Bridgeview III)                             6.500            12/15/2017          392,581
-------------------------------------------------------------------------------------------------------------------------
           1,456       NYC HDC (Cadman Plaza North)                         7.000            12/15/2018            1,530
-------------------------------------------------------------------------------------------------------------------------
       1,047,211       NYC HDC (Cadman Towers)                              6.500            11/15/2018        1,101,562
-------------------------------------------------------------------------------------------------------------------------
         149,461       NYC HDC (Candia House)                               6.500            06/15/2018          157,198
-------------------------------------------------------------------------------------------------------------------------
       2,839,647       NYC HDC (Clinton Towers)                             6.500            07/15/2017        2,986,712
-------------------------------------------------------------------------------------------------------------------------
         247,407       NYC HDC (Contello III)                               7.000            12/15/2018          260,297
-------------------------------------------------------------------------------------------------------------------------
         885,193       NYC HDC (Court Plaza)                                6.500            08/15/2017          931,161
-------------------------------------------------------------------------------------------------------------------------
       1,401,239       NYC HDC (Crown Gardens)                              7.250            01/15/2019        1,474,748
-------------------------------------------------------------------------------------------------------------------------
       2,900,293       NYC HDC (East Midtown Plaza)                         6.500            11/15/2018        3,050,818
-------------------------------------------------------------------------------------------------------------------------
          67,318       NYC HDC (Essex Terrace)                              6.500            07/15/2018           70,802
-------------------------------------------------------------------------------------------------------------------------
         400,687       NYC HDC (Forest Park Crescent)                       6.500            12/15/2017          421,438
-------------------------------------------------------------------------------------------------------------------------
         921,560       NYC HDC (Janel Towers)                               6.500            09/15/2017          969,417
-------------------------------------------------------------------------------------------------------------------------
         322,584       NYC HDC (Kingsbridge Arms)                           6.500            08/15/2017          339,336
-------------------------------------------------------------------------------------------------------------------------
       1,427,009       NYC HDC (Lincoln-Amsterdam)                          7.250            11/15/2018        1,500,186
-------------------------------------------------------------------------------------------------------------------------
      24,690,000       NYC HDC (Multifamily Hsg.)                           4.650            11/01/2025       24,787,772
-------------------------------------------------------------------------------------------------------------------------
       6,470,000       NYC HDC (Multifamily Hsg.)                           4.750            11/01/2035        6,469,741
-------------------------------------------------------------------------------------------------------------------------
       8,500,000       NYC HDC (Multifamily Hsg.)                           5.250            11/01/2030        8,875,615
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       NYC HDC (Multifamily Hsg.), Series A                 5.500            11/01/2034        3,104,400
-------------------------------------------------------------------------------------------------------------------------
      10,470,000       NYC HDC (Multifamily Hsg.), Series A                 5.600            11/01/2042       10,845,664
-------------------------------------------------------------------------------------------------------------------------
         775,000       NYC HDC (Multifamily Hsg.), Series C                 5.700            05/01/2031          803,249
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC HDC (Multifamily Hsg.), Series E                 5.200            11/01/2033        1,019,950
-------------------------------------------------------------------------------------------------------------------------
      11,000,000       NYC HDC (Multifamily Hsg.), Series E-1               4.950            11/01/2033       11,324,060
-------------------------------------------------------------------------------------------------------------------------
       2,155,000       NYC HDC (Multifamily Hsg.), Series F                 5.200            11/01/2032        2,197,992
-------------------------------------------------------------------------------------------------------------------------
       1,345,000       NYC HDC (Multifamily Hsg.), Series H-2               5.200            11/01/2038        1,359,983
-------------------------------------------------------------------------------------------------------------------------
       3,400,000       NYC HDC (Multifamily Hsg.), Series H-2               5.250            05/01/2046        3,435,326
-------------------------------------------------------------------------------------------------------------------------
      15,510,000       NYC HDC (Multifamily Hsg.), Series I-2               5.200            11/01/2038       15,705,271
-------------------------------------------------------------------------------------------------------------------------
         537,720       NYC HDC (Robert Fulton Terrace)                      6.500            12/15/2017          565,644
-------------------------------------------------------------------------------------------------------------------------
         199,760       NYC HDC (Rosalie Manning Apartments)                 7.034            11/15/2018          210,175
-------------------------------------------------------------------------------------------------------------------------
         726,913       NYC HDC (Seaview Towers)                             6.500            01/15/2018          764,538
-------------------------------------------------------------------------------------------------------------------------
         300,626       NYC HDC (St. Martin Tower)                           6.500            11/15/2018          316,229
-------------------------------------------------------------------------------------------------------------------------
       1,391,306       NYC HDC (Stevenson Commons)                          6.500            05/15/2018        1,463,320
-------------------------------------------------------------------------------------------------------------------------


9                                                      Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
$      1,383,580       NYC HDC (Tivoli Towers)                              6.500%           01/15/2018   $    1,454,516
-------------------------------------------------------------------------------------------------------------------------
         187,946       NYC HDC (Town House West)                            6.500            01/15/2018          197,564
-------------------------------------------------------------------------------------------------------------------------
       1,213,876       NYC HDC (University River View)                      6.500            08/15/2017        1,276,913
-------------------------------------------------------------------------------------------------------------------------
         207,908       NYC HDC (Westview Apartments)                        6.500            10/15/2017          218,705
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC Health & Hospital Corp.                          5.375            02/15/2026        1,037,870
-------------------------------------------------------------------------------------------------------------------------
       5,875,000       NYC Health & Hospital Corp. RITES 2                 11.064 4          02/15/2020        7,002,295
-------------------------------------------------------------------------------------------------------------------------
       1,245,000       NYC IDA (A Very Special Place)                       5.750            01/01/2029        1,218,320
-------------------------------------------------------------------------------------------------------------------------
         400,000       NYC IDA (A-Lite Vertical Products)                   6.750            11/01/2009          398,616
-------------------------------------------------------------------------------------------------------------------------
       1,330,000       NYC IDA (A-Lite Vertical Products)                   7.500            11/01/2019        1,332,979
-------------------------------------------------------------------------------------------------------------------------
       3,600,000       NYC IDA (Acme Architectural Products)                6.375            11/01/2019        3,329,316
-------------------------------------------------------------------------------------------------------------------------
      29,675,000       NYC IDA (Airis JFK I/JFK International Airport)      5.500            07/01/2028       30,076,206
-------------------------------------------------------------------------------------------------------------------------
      20,745,000       NYC IDA (Airis JFK I/JFK International Airport)      6.000            07/01/2027       21,210,103
-------------------------------------------------------------------------------------------------------------------------
       1,035,000       NYC IDA (ALA Realty)                                 7.500            12/01/2010        1,063,773
-------------------------------------------------------------------------------------------------------------------------
       1,450,000       NYC IDA (ALA Realty)                                 8.375            12/01/2015        1,497,038
-------------------------------------------------------------------------------------------------------------------------
         330,000       NYC IDA (Allied Metal)                               6.375            12/01/2014          331,782
-------------------------------------------------------------------------------------------------------------------------
         940,000       NYC IDA (Allied Metal)                               7.125            12/01/2027          952,229
-------------------------------------------------------------------------------------------------------------------------
       3,325,000       NYC IDA (Amboy Properties)                           6.750            06/01/2020        3,277,586
-------------------------------------------------------------------------------------------------------------------------
       2,595,000       NYC IDA (American Airlines)                          5.400            07/01/2019        1,799,451
-------------------------------------------------------------------------------------------------------------------------
      29,935,000       NYC IDA (American Airlines)                          5.400            07/01/2020       20,441,115
-------------------------------------------------------------------------------------------------------------------------
      38,410,000       NYC IDA (American Airlines)                          6.900            08/01/2024       30,082,328
-------------------------------------------------------------------------------------------------------------------------
     331,800,000       NYC IDA (American Airlines)                          8.500            08/01/2028      315,767,424
-------------------------------------------------------------------------------------------------------------------------
         705,000       NYC IDA (Atlantic Paste & Glue Company)              6.000            11/01/2007          707,073
-------------------------------------------------------------------------------------------------------------------------
       4,620,000       NYC IDA (Atlantic Paste & Glue Company)              6.625            11/01/2019        4,707,641
-------------------------------------------------------------------------------------------------------------------------
       1,160,000       NYC IDA (Atlantic Veal & Lamb)                       8.375            12/01/2016        1,216,538
-------------------------------------------------------------------------------------------------------------------------
         605,000       NYC IDA (Baco Enterprises)                           7.500            11/01/2011          614,008
-------------------------------------------------------------------------------------------------------------------------
       1,685,000       NYC IDA (Baco Enterprises)                           8.500            11/01/2021        1,710,090
-------------------------------------------------------------------------------------------------------------------------
         225,000       NYC IDA (Bark Frameworks)                            6.000            11/01/2007          221,013
-------------------------------------------------------------------------------------------------------------------------
       1,500,000       NYC IDA (Bark Frameworks)                            6.750            11/01/2019        1,422,975
-------------------------------------------------------------------------------------------------------------------------
      10,915,000       NYC IDA (Berkeley Carroll School)                    6.100            11/01/2028       10,332,139
-------------------------------------------------------------------------------------------------------------------------
       5,500,000       NYC IDA (Beth Abraham Health Services)               6.500            02/15/2022        5,861,625
-------------------------------------------------------------------------------------------------------------------------
       1,035,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2027        1,100,909
-------------------------------------------------------------------------------------------------------------------------
       4,220,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2034        4,470,879
-------------------------------------------------------------------------------------------------------------------------
      31,815,000       NYC IDA (British Airways)                            5.250            12/01/2032       28,590,232
-------------------------------------------------------------------------------------------------------------------------
      21,470,000       NYC IDA (British Airways)                            7.625            12/01/2032       23,355,281
-------------------------------------------------------------------------------------------------------------------------
      72,470,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                       Partners)                                            5.650            10/01/2028       72,807,710
-------------------------------------------------------------------------------------------------------------------------
     142,445,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                       Partners)                                            5.750            10/01/2036      143,396,533
-------------------------------------------------------------------------------------------------------------------------
      11,050,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                       Partners)                                            6.200            10/01/2022       11,833,887
-------------------------------------------------------------------------------------------------------------------------
      16,205,000       NYC IDA (Calhoun School)                             6.625            12/01/2034       17,133,709
-------------------------------------------------------------------------------------------------------------------------
       2,235,000       NYC IDA (Chardan Corp.)                              7.750            11/01/2020        2,235,983
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       NYC IDA (College of Aeronautics)                     5.450            05/01/2018        2,568,650
-------------------------------------------------------------------------------------------------------------------------
       9,600,000       NYC IDA (College of Aeronautics)                     5.500            05/01/2028        9,709,824
-------------------------------------------------------------------------------------------------------------------------
       2,505,000       NYC IDA (College of New Rochelle)                    5.750            09/01/2017        2,622,284
-------------------------------------------------------------------------------------------------------------------------
       2,900,000       NYC IDA (College of New Rochelle)                    5.800            09/01/2026        3,038,098
-------------------------------------------------------------------------------------------------------------------------
       2,400,000       NYC IDA (Community Hospital of Brooklyn)             6.875            11/01/2010        2,416,536
-------------------------------------------------------------------------------------------------------------------------
       3,975,000       NYC IDA (Comprehensive Care Management)              6.375            11/01/2028        4,007,913
-------------------------------------------------------------------------------------------------------------------------
       1,575,000       NYC IDA (Comprehensive Care Management)              6.375            11/01/2028        1,587,899
-------------------------------------------------------------------------------------------------------------------------
       1,770,000       NYC IDA (Comprehensive Care Management)              7.875            12/01/2016        1,862,075
-------------------------------------------------------------------------------------------------------------------------


10                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,250,000       NYC IDA (Comprehensive Care Management)              8.000%           12/01/2011   $    1,277,288
-------------------------------------------------------------------------------------------------------------------------
       1,900,000       NYC IDA (Continental Airlines)                       7.250            11/01/2008        1,864,546
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYC IDA (Continental Airlines)                       8.375            11/01/2016        1,937,600
-------------------------------------------------------------------------------------------------------------------------
         550,000       NYC IDA (Dioni)                                      6.000            11/01/2007          555,588
-------------------------------------------------------------------------------------------------------------------------
       3,600,000       NYC IDA (Dioni)                                      6.625            11/01/2019        3,714,840
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Eger Harbor House)                          5.875            05/20/2044        1,110,160
-------------------------------------------------------------------------------------------------------------------------
       5,500,000       NYC IDA (Family Support Systems)                     7.500            11/01/2034        5,604,500
-------------------------------------------------------------------------------------------------------------------------
       7,315,000       NYC IDA (Friends Seminary School)                    7.125            09/15/2031        7,880,962
-------------------------------------------------------------------------------------------------------------------------
       3,280,000       NYC IDA (Gabrielli Truck Sales)                      8.125            12/01/2017        3,465,582
-------------------------------------------------------------------------------------------------------------------------
       2,265,000       NYC IDA (Gateway School of NY)                       6.500            11/01/2019        2,414,105
-------------------------------------------------------------------------------------------------------------------------
      14,350,000       NYC IDA (General Motors Corp.)                       5.125            12/30/2023       13,033,962
-------------------------------------------------------------------------------------------------------------------------
       1,900,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025        1,893,730
-------------------------------------------------------------------------------------------------------------------------
       1,800,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025        1,794,060
-------------------------------------------------------------------------------------------------------------------------
       2,175,000       NYC IDA (Good Shepherd Services)                     5.875            06/01/2014        2,232,485
-------------------------------------------------------------------------------------------------------------------------
         335,000       NYC IDA (Herbert G. Birch Childhood Project)         7.375            02/01/2009          338,270
-------------------------------------------------------------------------------------------------------------------------
       2,195,000       NYC IDA (Herbert G. Birch Childhood Project)         8.375            02/01/2022        2,286,905
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Independent Living Association)             6.200            07/01/2020          996,540
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Institute of International Education)       5.250            09/01/2021        1,053,150
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       NYC IDA (Institute of International Education)       5.250            09/01/2031        3,138,660
-------------------------------------------------------------------------------------------------------------------------
       1,605,000       NYC IDA (Julia Gray)                                 7.500            11/01/2020        1,644,772
-------------------------------------------------------------------------------------------------------------------------
         850,000       NYC IDA (Just Bagels Manufacturing)                  8.500            11/01/2016          914,702
-------------------------------------------------------------------------------------------------------------------------
       1,030,000       NYC IDA (Just Bagels Manufacturing)                  8.750            11/01/2026        1,112,215
-------------------------------------------------------------------------------------------------------------------------
       1,675,000       NYC IDA (Koenig Iron Works)                          8.375            12/01/2025        1,734,178
-------------------------------------------------------------------------------------------------------------------------
       1,265,000       NYC IDA (L&M Optical Disc)                           7.125            11/01/2010        1,266,176
-------------------------------------------------------------------------------------------------------------------------
       4,500,000       NYC IDA (Liberty-7 World Trade Center) 2, 3          6.750            03/01/2015        4,892,760
-------------------------------------------------------------------------------------------------------------------------
      11,000,000       NYC IDA (Liberty-IAC/Interactive Corp.)              5.000            09/01/2035       11,155,980
-------------------------------------------------------------------------------------------------------------------------
       3,025,000       NYC IDA (Little Red Schoolhouse)                     6.750            11/01/2018        3,156,406
-------------------------------------------------------------------------------------------------------------------------
         470,000       NYC IDA (Lucky Polyethylene Manufacturing
                       Company)                                             7.000            11/01/2009          460,271
-------------------------------------------------------------------------------------------------------------------------
       2,995,000       NYC IDA (Lucky Polyethylene Manufacturing
                       Company)                                             7.800            11/01/2024        2,914,345
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYC IDA (Lycee Francais De New York)                 5.375            06/01/2023        2,075,060
-------------------------------------------------------------------------------------------------------------------------
      23,000,000       NYC IDA (Magen David Yeshivah)                       5.700            06/15/2027       24,713,040
-------------------------------------------------------------------------------------------------------------------------
         680,000       NYC IDA (Marymount School of NY)                     5.125            09/01/2021          702,304
-------------------------------------------------------------------------------------------------------------------------
       3,960,000       NYC IDA (Marymount School of NY)                     5.250            09/01/2031        4,174,751
-------------------------------------------------------------------------------------------------------------------------
      19,335,000       NYC IDA (MediSys Health Network)                     6.250            03/15/2024       17,986,384
-------------------------------------------------------------------------------------------------------------------------
       1,690,000       NYC IDA (Mesorah Publications)                       6.450            02/01/2011        1,714,252
-------------------------------------------------------------------------------------------------------------------------
       4,790,000       NYC IDA (Mesorah Publications)                       6.950            02/01/2021        4,795,317
-------------------------------------------------------------------------------------------------------------------------
       3,400,000       NYC IDA (Metropolitan College of New York)           5.750            03/01/2020        3,336,216
-------------------------------------------------------------------------------------------------------------------------
       2,275,000       NYC IDA (Morrisons Pastry)                           6.500            11/01/2019        2,280,255
-------------------------------------------------------------------------------------------------------------------------
          25,000       NYC IDA (New York University)                        5.000            07/01/2041           25,696
-------------------------------------------------------------------------------------------------------------------------
       4,180,000       NYC IDA (NY Hostel Company)                          7.600            01/01/2017        4,249,388
-------------------------------------------------------------------------------------------------------------------------
         475,000       NYC IDA (NYC Outward Bound Center)                   7.250            11/01/2010          475,480
-------------------------------------------------------------------------------------------------------------------------
         420,000       NYC IDA (Paradise Products)                          7.125            11/01/2007          426,959
-------------------------------------------------------------------------------------------------------------------------
       4,475,000       NYC IDA (Paradise Products)                          8.250            11/01/2022        4,701,748
-------------------------------------------------------------------------------------------------------------------------
         680,000       NYC IDA (Petrocelli Electric)                        7.250            11/01/2007          695,266
-------------------------------------------------------------------------------------------------------------------------
         220,000       NYC IDA (Petrocelli Electric)                        7.250            11/01/2008          225,782
-------------------------------------------------------------------------------------------------------------------------
       3,780,000       NYC IDA (Petrocelli Electric)                        8.000            11/01/2017        3,941,595
-------------------------------------------------------------------------------------------------------------------------
         940,000       NYC IDA (Petrocelli Electric)                        8.000            11/01/2018          988,654
-------------------------------------------------------------------------------------------------------------------------
       6,360,000       NYC IDA (Polytechnic University)                     6.000            11/01/2020        6,343,973
-------------------------------------------------------------------------------------------------------------------------


11                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$     34,050,000       NYC IDA (Polytechnic University)                     6.125%           11/01/2030   $   34,047,617
-------------------------------------------------------------------------------------------------------------------------
       2,645,000       NYC IDA (Pop Display)                                7.900            12/30/2014        2,676,317
-------------------------------------------------------------------------------------------------------------------------
       2,240,000       NYC IDA (Precision Gear)                             6.375            11/01/2024        2,284,800
-------------------------------------------------------------------------------------------------------------------------
       1,910,000       NYC IDA (Precision Gear)                             6.375            11/01/2024        1,915,214
-------------------------------------------------------------------------------------------------------------------------
         930,000       NYC IDA (Precision Gear)                             7.625            11/01/2024          982,489
-------------------------------------------------------------------------------------------------------------------------
       4,100,000       NYC IDA (PSCH)                                       6.375            07/01/2033        4,371,092
-------------------------------------------------------------------------------------------------------------------------
       6,800,000       NYC IDA (Reece School)                               7.500            12/01/2037        6,819,584
-------------------------------------------------------------------------------------------------------------------------
       2,300,000       NYC IDA (Reece School)                               7.500            12/01/2037        2,300,805
-------------------------------------------------------------------------------------------------------------------------
       2,825,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.250            11/01/2014        2,696,208
-------------------------------------------------------------------------------------------------------------------------
       8,595,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.750            11/01/2028        7,996,616
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       NYC IDA (Sahadi Fine Foods)                          6.250            11/01/2009        1,255,313
-------------------------------------------------------------------------------------------------------------------------
       4,085,000       NYC IDA (Sahadi Fine Foods)                          6.750            11/01/2019        4,048,889
-------------------------------------------------------------------------------------------------------------------------
       4,380,000       NYC IDA (Showman Fabricators)                        7.500            11/01/2028        4,419,376
-------------------------------------------------------------------------------------------------------------------------
       3,485,000       NYC IDA (South Bronx Overall Economic Devel.)        8.625            12/01/2025        3,587,424
-------------------------------------------------------------------------------------------------------------------------
       1,625,000       NYC IDA (Special Needs Facilities Pooled
                       Program)                                             4.750            07/01/2020        1,641,965
-------------------------------------------------------------------------------------------------------------------------
       4,255,000       NYC IDA (Special Needs Facilities Pooled
                       Program)                                             6.650            07/01/2023        4,123,223
-------------------------------------------------------------------------------------------------------------------------
         345,000       NYC IDA (Special Needs Facilities Pooled
                       Program)                                             7.125            08/01/2006          349,426
-------------------------------------------------------------------------------------------------------------------------
       7,010,000       NYC IDA (Special Needs Facilities Pooled
                       Program)                                             7.875            08/01/2025        7,547,807
-------------------------------------------------------------------------------------------------------------------------
       5,115,000       NYC IDA (St. Bernard's School)                       7.000            12/01/2021        5,349,062
-------------------------------------------------------------------------------------------------------------------------
       1,550,000       NYC IDA (St. Francis College)                        5.000            10/01/2034        1,592,408
-------------------------------------------------------------------------------------------------------------------------
          10,000       NYC IDA (Staten Island University Hospital)          6.375            07/01/2031            9,962
-------------------------------------------------------------------------------------------------------------------------
       4,530,000       NYC IDA (Staten Island University Hospital)          6.375            07/01/2031        4,512,967
-------------------------------------------------------------------------------------------------------------------------
       1,490,000       NYC IDA (Staten Island University Hospital)          6.450            07/01/2032        1,484,353
-------------------------------------------------------------------------------------------------------------------------
         585,000       NYC IDA (Streamline Plastics)                        7.750            12/01/2015          592,979
-------------------------------------------------------------------------------------------------------------------------
       1,275,000       NYC IDA (Streamline Plastics)                        8.125            12/01/2025        1,303,025
-------------------------------------------------------------------------------------------------------------------------
         611,350       NYC IDA (Summit School)                              8.250            12/01/2024          625,050
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Surprise Plastics)                          7.500            11/01/2013        1,014,090
-------------------------------------------------------------------------------------------------------------------------
       2,480,000       NYC IDA (Surprise Plastics)                          8.500            11/01/2023        2,451,778
-------------------------------------------------------------------------------------------------------------------------
       4,050,000       NYC IDA (Terminal One Group Association)             6.000            01/01/2015        4,102,124
-------------------------------------------------------------------------------------------------------------------------
      26,105,000       NYC IDA (Terminal One Group Association)             6.000            01/01/2019       26,440,971
-------------------------------------------------------------------------------------------------------------------------
         210,000       NYC IDA (Terminal One Group Association)             6.100            01/01/2009          210,706
-------------------------------------------------------------------------------------------------------------------------
      11,240,000       NYC IDA (Terminal One Group Association)             6.125            01/01/2024       11,351,164
-------------------------------------------------------------------------------------------------------------------------
         380,000       NYC IDA (The Bank Street College)                    5.250            12/01/2021          405,027
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (The Bank Street College)                    5.250            12/01/2030        1,055,280
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       NYC IDA (The Child School)                           7.550            06/01/2033       10,460,400
-------------------------------------------------------------------------------------------------------------------------
         375,000       NYC IDA (Therapy & Learning Center)                  7.500            10/01/2011          400,946
-------------------------------------------------------------------------------------------------------------------------
       3,735,000       NYC IDA (Therapy & Learning Center)                  8.250            10/01/2031        4,043,250
-------------------------------------------------------------------------------------------------------------------------
         350,000       NYC IDA (THR Products Corp.)                         7.250            11/01/2010          358,302
-------------------------------------------------------------------------------------------------------------------------
       1,085,000       NYC IDA (THR Products Corp.)                         8.250            11/01/2020        1,137,655
-------------------------------------------------------------------------------------------------------------------------
       4,325,000       NYC IDA (Touro College)                              6.350            06/01/2029        4,453,366
-------------------------------------------------------------------------------------------------------------------------
       4,485,000       NYC IDA (Ulano)                                      6.900            11/01/2019        4,434,589
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (United Nations School)                      6.350            12/01/2015        1,032,880
-------------------------------------------------------------------------------------------------------------------------
         950,000       NYC IDA (Urban Health Plan)                          6.250            09/15/2009          970,758
-------------------------------------------------------------------------------------------------------------------------
       9,830,000       NYC IDA (Urban Health Plan)                          7.050            09/15/2026       10,169,528
-------------------------------------------------------------------------------------------------------------------------
       3,640,000       NYC IDA (Urban Resource Institute)                   7.375            11/01/2033        3,848,754
-------------------------------------------------------------------------------------------------------------------------
          75,000       NYC IDA (Utleys)                                     6.625            11/01/2006           74,658
-------------------------------------------------------------------------------------------------------------------------
       1,335,000       NYC IDA (Utleys)                                     7.375            11/01/2023        1,313,306
-------------------------------------------------------------------------------------------------------------------------
         530,000       NYC IDA (Van Blarcom Closures)                       7.125            11/01/2007          544,109
-------------------------------------------------------------------------------------------------------------------------
       2,965,000       NYC IDA (Van Blarcom Closures)                       8.000            11/01/2017        3,143,019
-------------------------------------------------------------------------------------------------------------------------
      21,400,000       NYC IDA (Visy Paper)                                 7.800            01/01/2016       22,091,006
-------------------------------------------------------------------------------------------------------------------------


12                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$     65,500,000       NYC IDA (Visy Paper)                                 7.950%           01/01/2028   $   67,695,560
-------------------------------------------------------------------------------------------------------------------------
       1,930,000       NYC IDA (Vocational Instruction)                     7.750            02/01/2033        1,905,103
-------------------------------------------------------------------------------------------------------------------------
         505,000       NYC IDA (W & W Jewelers)                             7.250            02/01/2011          522,407
-------------------------------------------------------------------------------------------------------------------------
       1,555,000       NYC IDA (W & W Jewelers)                             8.250            02/01/2021        1,646,170
-------------------------------------------------------------------------------------------------------------------------
       5,930,000       NYC IDA (Weizmann Institute)                         5.900            11/01/2034        6,068,762
-------------------------------------------------------------------------------------------------------------------------
       2,900,000       NYC IDA (Weizmann Institute)                         5.900            11/01/2034        2,915,022
-------------------------------------------------------------------------------------------------------------------------
       3,900,000       NYC IDA (Westchester Square Medical Center)          8.000            11/01/2010        4,016,649
-------------------------------------------------------------------------------------------------------------------------
       6,160,000       NYC IDA (Westchester Square Medical Center)          8.375            11/01/2015        6,407,078
-------------------------------------------------------------------------------------------------------------------------
       1,660,000       NYC IDA (World Casing Corp.)                         6.700            11/01/2019        1,538,903
-------------------------------------------------------------------------------------------------------------------------
       9,000,000       NYC IDA Special Facilities (JFK International
                       Airport)                                             8.000            08/01/2012        8,590,050
-------------------------------------------------------------------------------------------------------------------------
          65,000       NYC Municipal Water Finance Authority                5.000            06/15/2029           67,294
-------------------------------------------------------------------------------------------------------------------------
          50,000       NYC Municipal Water Finance Authority                5.000            06/15/2029           51,765
-------------------------------------------------------------------------------------------------------------------------
      27,500,000       NYC Municipal Water Finance Authority                5.000            06/15/2031       28,801,575
-------------------------------------------------------------------------------------------------------------------------
       6,565,000       NYC Municipal Water Finance Authority                5.000            06/15/2035        6,834,953
-------------------------------------------------------------------------------------------------------------------------
      21,000,000       NYC Municipal Water Finance Authority                5.000            06/15/2035       21,863,520
-------------------------------------------------------------------------------------------------------------------------
         200,000       NYC Municipal Water Finance Authority                5.000            06/15/2035          207,428
-------------------------------------------------------------------------------------------------------------------------
      40,105,000       NYC Municipal Water Finance Authority                5.000            06/15/2037       41,835,531
-------------------------------------------------------------------------------------------------------------------------
         850,000       NYC Municipal Water Finance Authority                5.000            06/15/2038          886,134
-------------------------------------------------------------------------------------------------------------------------
      31,515,000       NYC Municipal Water Finance Authority                5.000            06/15/2039       32,704,691
-------------------------------------------------------------------------------------------------------------------------
      19,745,000       NYC Municipal Water Finance Authority                5.000            06/15/2039       20,584,360
-------------------------------------------------------------------------------------------------------------------------
      46,000,000       NYC Municipal Water Finance Authority 3              5.000            06/15/2039       47,896,580
-------------------------------------------------------------------------------------------------------------------------
         820,000       NYC Municipal Water Finance Authority                5.125            06/15/2031          848,790
-------------------------------------------------------------------------------------------------------------------------
          30,000       NYC Municipal Water Finance Authority                5.125            06/15/2032           31,211
-------------------------------------------------------------------------------------------------------------------------
          30,000       NYC Municipal Water Finance Authority                5.125            06/15/2033           31,472
-------------------------------------------------------------------------------------------------------------------------
          25,000       NYC Municipal Water Finance Authority                5.125            06/15/2033           25,836
-------------------------------------------------------------------------------------------------------------------------
      20,545,000       NYC Municipal Water Finance Authority                5.125            06/15/2034       21,307,630
-------------------------------------------------------------------------------------------------------------------------
         650,000       NYC Municipal Water Finance Authority                5.250            06/15/2034          683,521
-------------------------------------------------------------------------------------------------------------------------
         530,000       NYC Municipal Water Finance Authority                5.400 1          06/15/2019          274,620
-------------------------------------------------------------------------------------------------------------------------
         335,000       NYC Municipal Water Finance Authority                5.500            06/15/2033          364,182
-------------------------------------------------------------------------------------------------------------------------
      12,750,000       NYC Municipal Water Finance Authority DRIVERS 2     10.848 4          06/15/2013       14,820,345
-------------------------------------------------------------------------------------------------------------------------
       2,930,000       NYC Municipal Water Finance Authority RITES 2       10.974 4          06/15/2032        3,265,895
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       NYC Municipal Water Finance Authority RITES 2       11.033 4          06/15/2029        2,822,250
-------------------------------------------------------------------------------------------------------------------------
       7,850,000       NYC Municipal Water Finance Authority RITES 2       11.033 4          06/15/2034        8,845,851
-------------------------------------------------------------------------------------------------------------------------
      14,425,000       NYC Municipal Water Finance Authority RITES 2       11.054 4          06/15/2026       16,431,806
-------------------------------------------------------------------------------------------------------------------------
       2,805,000       NYC Municipal Water Finance Authority RITES 2       11.073 4          06/15/2027        3,302,270
-------------------------------------------------------------------------------------------------------------------------
      11,860,000       NYC Municipal Water Finance Authority RITES 2       11.143 4          06/15/2034       13,622,159
-------------------------------------------------------------------------------------------------------------------------
       4,500,000       NYC Municipal Water Finance Authority RITES 2       11.143 4          06/15/2038        5,132,880
-------------------------------------------------------------------------------------------------------------------------
      11,210,000       NYC Municipal Water Finance Authority RITES 2       11.474 4          06/15/2032       12,745,770
-------------------------------------------------------------------------------------------------------------------------
       3,555,000       NYC Municipal Water Finance Authority RITES 2       11.533 4          06/15/2021        4,117,828
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYC Municipal Water Finance Authority RITES 2       11.533 4          06/15/2030        5,734,000
-------------------------------------------------------------------------------------------------------------------------
      18,240,000       NYC Municipal Water Finance Authority RITES 2       11.564 4          06/15/2030       20,917,632
-------------------------------------------------------------------------------------------------------------------------
       4,030,000       NYC Municipal Water Finance Authority RITES 2       11.573 4          06/15/2030        4,621,604
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYC Municipal Water Finance Authority RITES 2       11.573 4          06/15/2030        5,734,000
-------------------------------------------------------------------------------------------------------------------------
      17,300,000       NYC Municipal Water Finance Authority RITES 2       13.033 4          06/15/2033       23,327,666
-------------------------------------------------------------------------------------------------------------------------
      16,675,000       NYC Municipal Water Finance Authority ROLs 2        11.248 4          06/15/2036       19,509,750
-------------------------------------------------------------------------------------------------------------------------


13                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      5,000,000       NYC Transitional Finance Authority (Future
                       Tax), Series E                                       5.000%           02/01/2033   $    5,190,850
-------------------------------------------------------------------------------------------------------------------------
       2,150,000       NYC Transitional Finance Authority RITES 2          11.064 4          08/15/2027        2,340,232
-------------------------------------------------------------------------------------------------------------------------
          50,000       NYC Trust for Cultural Resources (Museum of
                       American Folk Art)                                   6.125            07/01/2030           54,413
-------------------------------------------------------------------------------------------------------------------------
      18,233,061       NYS Certificate of Lease 2                           5.875            01/02/2023       18,849,521
-------------------------------------------------------------------------------------------------------------------------
       1,690,000       NYS DA (4201 Schools Program)                        6.250            07/01/2020        1,890,333
-------------------------------------------------------------------------------------------------------------------------
         350,000       NYS DA (Augustana Lutheran Home)                     5.400            02/01/2031          374,108
-------------------------------------------------------------------------------------------------------------------------
       1,500,000       NYS DA (Augustana Lutheran Home)                     5.500            02/01/2041        1,601,235
-------------------------------------------------------------------------------------------------------------------------
         195,000       NYS DA (Bishop Henry B. Hucles Nursing Home)         6.000            07/01/2024          202,400
-------------------------------------------------------------------------------------------------------------------------
      14,360,000       NYS DA (Buena Vida Nursing Home)                     5.250            07/01/2028       14,930,379
-------------------------------------------------------------------------------------------------------------------------
       8,435,000       NYS DA (Center for Nursing)                          5.550            08/01/2037        9,079,518
-------------------------------------------------------------------------------------------------------------------------
       2,905,000       NYS DA (Chapel Oaks)                                 5.450            07/01/2026        3,036,364
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYS DA (City University)                             5.000            07/01/2023            5,246
-------------------------------------------------------------------------------------------------------------------------
       1,895,000       NYS DA (City University)                             5.250            07/01/2031        2,086,566
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       NYS DA (Concord Nursing Home)                        6.500            07/01/2029        2,725,675
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       NYS DA (D'Youville College)                          5.250            07/01/2025        1,331,325
-------------------------------------------------------------------------------------------------------------------------
         525,000       NYS DA (Dept. of Health)                             5.500            07/01/2021          546,278
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYS DA (Ellis Hospital)                              5.600            08/01/2025           20,438
-------------------------------------------------------------------------------------------------------------------------
      17,630,000       NYS DA (FHA Insured Mtg.), Series B                  6.480 1          08/15/2040        2,158,617
-------------------------------------------------------------------------------------------------------------------------
       6,480,000       NYS DA (Frances Schervier Home & Hospital
                       Obligated Group)                                     5.500            07/01/2027        6,829,726
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS DA (Grace Manor Health Care Facility)            6.150            07/01/2018        1,041,510
-------------------------------------------------------------------------------------------------------------------------
       3,970,000       NYS DA (Hospital Special Surgery) 3                  5.000            08/15/2033        4,162,069
-------------------------------------------------------------------------------------------------------------------------
     140,915,000       NYS DA (Insured Hospital)                            5.530 1          08/15/2036       27,234,642
-------------------------------------------------------------------------------------------------------------------------
      38,650,000       NYS DA (Interfaith Medical Center)                   5.400            02/15/2028       40,163,921
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS DA (Jones Memorial Hospital)                     5.375            08/01/2034        1,062,210
-------------------------------------------------------------------------------------------------------------------------
      10,300,000       NYS DA (Kaleida Health)                              5.050            02/15/2025       10,784,100
-------------------------------------------------------------------------------------------------------------------------
       3,450,000       NYS DA (L.I. University)                             5.125            09/01/2023        3,590,829
-------------------------------------------------------------------------------------------------------------------------
       1,410,000       NYS DA (L.I. University)                             5.250            09/01/2028        1,478,174
-------------------------------------------------------------------------------------------------------------------------
         235,000       NYS DA (L.I. University)                             5.250            09/01/2028          247,584
-------------------------------------------------------------------------------------------------------------------------
       1,585,000       NYS DA (L.I. University)                             5.500            09/01/2020        1,707,045
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYS DA (Lakeside Memorial Hospital)                  6.000            02/01/2021           20,377
-------------------------------------------------------------------------------------------------------------------------
       1,700,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.375            07/01/2020        1,773,100
-------------------------------------------------------------------------------------------------------------------------
       9,415,000       NYS DA (Lutheran Social Services of Upstate
                       NY) RITES 2                                          7.611 4          02/01/2038       10,507,987
-------------------------------------------------------------------------------------------------------------------------
       3,115,000       NYS DA (Menorah Home & Hospital) RITES 2            11.444 4          08/01/2038        3,698,502
-------------------------------------------------------------------------------------------------------------------------
       5,825,000       NYS DA (Menorah Home) RITES 2                       11.633 4          08/01/2038        6,731,836
-------------------------------------------------------------------------------------------------------------------------
       3,660,000       NYS DA (Mental Health)                               5.000            02/15/2033        3,782,464
-------------------------------------------------------------------------------------------------------------------------
       4,625,000       NYS DA (Mental Health) RITES 2                      11.073 4          02/15/2023        5,565,170
-------------------------------------------------------------------------------------------------------------------------
       3,770,000       NYS DA (Millard Fillmore Hospital)                   5.375            02/01/2032        3,926,907
-------------------------------------------------------------------------------------------------------------------------
       4,125,000       NYS DA (Miriam Osborn Memorial Home
                       Association)                                         6.375            07/01/2029        4,531,189
-------------------------------------------------------------------------------------------------------------------------
       2,430,000       NYS DA (Miriam Osborn Memorial Home
                       Association)                                         6.875            07/01/2019        2,740,919
-------------------------------------------------------------------------------------------------------------------------
       6,860,000       NYS DA (Miriam Osborn Memorial Home
                       Association)                                         6.875            07/01/2025        7,734,581
-------------------------------------------------------------------------------------------------------------------------
       8,600,000       NYS DA (Montefiore Medical Center)                   5.000            08/01/2033        8,960,942
-------------------------------------------------------------------------------------------------------------------------
       2,375,000       NYS DA (Montefiore Medical) RITES 2                 13.033 4          08/01/2038        3,112,913
-------------------------------------------------------------------------------------------------------------------------


14                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      6,400,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     5.500%           07/01/2026   $    6,496,448
-------------------------------------------------------------------------------------------------------------------------
       6,800,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.000            07/01/2014        7,177,536
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.500            07/01/2017        3,164,190
-------------------------------------------------------------------------------------------------------------------------
      27,420,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.500            07/01/2025       28,991,714
-------------------------------------------------------------------------------------------------------------------------
       8,820,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.625            07/01/2019        9,398,063
-------------------------------------------------------------------------------------------------------------------------
      15,000,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.750            07/01/2020       16,080,600
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS DA (Mt. Sinai/NYU Health)                        5.500            07/01/2026        5,075,350
-------------------------------------------------------------------------------------------------------------------------
       2,850,000       NYS DA (Municipal Health Facilities) RITES 2        11.073 4          01/15/2023        3,451,920
-------------------------------------------------------------------------------------------------------------------------
       4,665,000       NYS DA (North Shore Long Island Jewish Group)        5.500            05/01/2033        4,931,698
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS DA (Norwegian Christian Home & Health
                       Center)                                              5.200            08/01/2036        1,046,640
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYS DA (Norwegian Christian Home & Health
                       Center)                                              6.100            08/01/2041        2,246,300
-------------------------------------------------------------------------------------------------------------------------
       6,200,000       NYS DA (Nursing Home)                                4.900            02/15/2041        6,296,100
-------------------------------------------------------------------------------------------------------------------------
       7,600,000       NYS DA (Nursing Home)                                4.950            02/15/2045        7,760,284
-------------------------------------------------------------------------------------------------------------------------
       4,215,000       NYS DA (Nursing Homes)                               5.200            02/01/2032        4,481,599
-------------------------------------------------------------------------------------------------------------------------
         105,000       NYS DA (NY & Presbyterian Hospital)                  5.000            08/01/2032          108,674
-------------------------------------------------------------------------------------------------------------------------
       6,950,000       NYS DA (NY Hospital Medical Center)                  5.600            02/15/2039        7,551,940
-------------------------------------------------------------------------------------------------------------------------
       2,357,205       NYS DA (Our Lady of Mercy Medical Center)
                       Computer Lease 2                                     6.200            08/15/2006        2,345,631
-------------------------------------------------------------------------------------------------------------------------
       2,160,000       NYS DA (Providence Rest)                             5.000            07/01/2035        2,186,114
-------------------------------------------------------------------------------------------------------------------------
       2,700,000       NYS DA (Providence Rest)                             5.125            07/01/2030        2,764,341
-------------------------------------------------------------------------------------------------------------------------
       3,100,000       NYS DA (Providence Rest)                             5.250            07/01/2025        3,220,869
-------------------------------------------------------------------------------------------------------------------------
       6,260,000       NYS DA (Rochester General Hospital)                  5.000            12/01/2025        6,544,016
-------------------------------------------------------------------------------------------------------------------------
      13,675,000       NYS DA (Rochester General Hospital)                  5.000            12/01/2035       14,170,719
-------------------------------------------------------------------------------------------------------------------------
         580,000       NYS DA (Sarah Neumann Home)                          5.450            08/01/2027          612,753
-------------------------------------------------------------------------------------------------------------------------
          50,000       NYS DA (School Districts Financing Program),
                       Series B                                             6.000            10/01/2022           56,873
-------------------------------------------------------------------------------------------------------------------------
          25,000       NYS DA (School Districts Financing Program),
                       Series B                                             6.000            10/01/2029           28,370
-------------------------------------------------------------------------------------------------------------------------
      20,400,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)              6.000            07/01/2030       21,733,548
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)         5.100            07/01/2034        1,017,730
-------------------------------------------------------------------------------------------------------------------------
       2,470,000       NYS DA (St. Barnabas Hospital)                       5.450            08/01/2035        2,588,041
-------------------------------------------------------------------------------------------------------------------------
         905,000       NYS DA (St. Catherine of Siena Medical Center)       6.000            07/01/2030          966,151
-------------------------------------------------------------------------------------------------------------------------
       1,750,000       NYS DA (St. Clare's Hospital)                        5.300            02/15/2019        1,819,965
-------------------------------------------------------------------------------------------------------------------------
       2,970,000       NYS DA (St. Clare's Hospital)                        5.400            02/15/2025        3,090,879
-------------------------------------------------------------------------------------------------------------------------
       2,580,000       NYS DA (St. James Mercy Hospital)                    5.400            02/01/2038        2,738,309
-------------------------------------------------------------------------------------------------------------------------
       1,505,000       NYS DA (St. Thomas Aquinas College)                  5.250            07/01/2028        1,550,481
-------------------------------------------------------------------------------------------------------------------------
       3,885,000       NYS DA (St. Vincent DePaul Residence)                5.300            07/01/2018        4,071,208
-------------------------------------------------------------------------------------------------------------------------
         230,000       NYS DA (St. Vincent's Hospital & Medical
                       Center)                                              7.400            08/01/2030          233,666
-------------------------------------------------------------------------------------------------------------------------
       3,200,000       NYS DA (Various School Districts)                    5.000            04/01/2035        3,356,672
-------------------------------------------------------------------------------------------------------------------------
       1,700,000       NYS DA (Vassar Brothers)                             5.375            07/01/2025        1,804,023
-------------------------------------------------------------------------------------------------------------------------
       7,030,000       NYS DA (White Plains Hospital)                       5.375            02/15/2043        7,465,579
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       NYS DA (Willow Towers)                               5.400            02/01/2034        2,681,000
-------------------------------------------------------------------------------------------------------------------------


15                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$     26,070,000       NYS DA (Wyckoff Heights Medical Center)              5.300%           08/15/2021   $   27,080,995
-------------------------------------------------------------------------------------------------------------------------
       3,310,000       NYS DA P-Floats 2                                   11.143 4          02/01/2028        3,989,742
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS DA RITES 2                                      14.037 4          02/01/2012        7,511,100
-------------------------------------------------------------------------------------------------------------------------
         100,000       NYS EFC (Clean Water & Drinking Revolving
                       Funds)                                               5.125            06/15/2031          104,846
-------------------------------------------------------------------------------------------------------------------------
       4,095,000       NYS EFC (Clean Water & Drinking Revolving
                       Funds)                                               5.400            07/15/2021        4,452,862
-------------------------------------------------------------------------------------------------------------------------
         473,400       NYS EFC (Consolidated Water Company)                 7.150            11/01/2014          476,056
-------------------------------------------------------------------------------------------------------------------------
       7,500,000       NYS EFC (NYS Water Services)                         5.950            01/15/2020        8,093,175
-------------------------------------------------------------------------------------------------------------------------
       2,340,000       NYS EFC (NYS Water Services)                         6.000            01/15/2031        2,505,461
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYS EFC (NYS Water Services)                         7.500            03/15/2011           20,076
-------------------------------------------------------------------------------------------------------------------------
      15,300,000       NYS EFC (Occidental Petroleum)                       6.100            11/01/2030       15,639,507
-------------------------------------------------------------------------------------------------------------------------
       4,700,000       NYS ERDA (Brooklyn Union Gas) RIBS                   8.603 4          07/08/2026        4,741,548
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       NYS ERDA (Brooklyn Union Gas) RIBS                   9.917 4          04/01/2020        8,249,780
-------------------------------------------------------------------------------------------------------------------------
      16,300,000       NYS ERDA (Brooklyn Union Gas) RIBS                  10.730 4          07/01/2026       17,732,933
-------------------------------------------------------------------------------------------------------------------------
         210,000       NYS ERDA (Central Hudson Gas & Electric)             5.450            08/01/2027          226,409
-------------------------------------------------------------------------------------------------------------------------
          60,000       NYS ERDA (Corning Natural Gas)                       8.250            12/01/2018           61,434
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS ERDA (LILCO)                                     5.150            03/01/2016        5,019,100
-------------------------------------------------------------------------------------------------------------------------
      23,000,000       NYS ERDA (LILCO)                                     5.300            11/01/2023       23,867,560
-------------------------------------------------------------------------------------------------------------------------
         315,000       NYS ERDA (LILCO)                                     5.300            10/01/2024          326,787
-------------------------------------------------------------------------------------------------------------------------
       3,485,000       NYS ERDA (NIMO) RITES 2                             11.673 4          11/01/2025        4,359,247
-------------------------------------------------------------------------------------------------------------------------
       3,625,000       NYS ERDA (RG&E) Residual Certificates 2             14.590 4          09/01/2033        4,841,115
-------------------------------------------------------------------------------------------------------------------------
       3,105,000       NYS HFA (Children's Rescue)                          7.625            05/01/2018        3,107,391
-------------------------------------------------------------------------------------------------------------------------
          20,000       NYS HFA (General Hsg.)                               6.600            11/01/2008           20,658
-------------------------------------------------------------------------------------------------------------------------
       1,345,000       NYS HFA (HELP-Bronx Hsg.)                            8.050            11/01/2005        1,350,057
-------------------------------------------------------------------------------------------------------------------------
         175,000       NYS HFA (HELP-Suffolk Hsg.)                          8.100            11/01/2005          178,014
-------------------------------------------------------------------------------------------------------------------------
         200,000       NYS HFA (Hospital & Nursing Home)                    7.000            11/01/2017          241,604
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYS HFA (Meadow Manor)                               7.750            11/01/2019            5,003
-------------------------------------------------------------------------------------------------------------------------
         745,000       NYS HFA (Multifamily Hsg.)                           5.250            11/15/2028          762,575
-------------------------------------------------------------------------------------------------------------------------
       1,340,000       NYS HFA (Multifamily Hsg.)                           5.300            08/15/2024        1,378,445
-------------------------------------------------------------------------------------------------------------------------
       1,700,000       NYS HFA (Multifamily Hsg.)                           5.300            11/15/2039        1,735,717
-------------------------------------------------------------------------------------------------------------------------
       1,070,000       NYS HFA (Multifamily Hsg.)                           5.350            08/15/2020        1,117,348
-------------------------------------------------------------------------------------------------------------------------
       2,860,000       NYS HFA (Multifamily Hsg.)                           5.350            08/15/2031        2,934,560
-------------------------------------------------------------------------------------------------------------------------
       2,080,000       NYS HFA (Multifamily Hsg.)                           5.375            02/15/2035        2,146,040
-------------------------------------------------------------------------------------------------------------------------
       3,250,000       NYS HFA (Multifamily Hsg.)                           5.450            08/15/2032        3,375,125
-------------------------------------------------------------------------------------------------------------------------
       2,075,000       NYS HFA (Multifamily Hsg.)                           5.500            08/15/2030        2,127,518
-------------------------------------------------------------------------------------------------------------------------
       1,215,000       NYS HFA (Multifamily Hsg.)                           5.550            08/15/2019        1,265,617
-------------------------------------------------------------------------------------------------------------------------
       1,385,000       NYS HFA (Multifamily Hsg.)                           5.600            08/15/2019        1,444,320
-------------------------------------------------------------------------------------------------------------------------
       1,240,000       NYS HFA (Multifamily Hsg.)                           5.600            02/15/2026        1,283,288
-------------------------------------------------------------------------------------------------------------------------
       1,730,000       NYS HFA (Multifamily Hsg.)                           5.600            08/15/2033        1,812,832
-------------------------------------------------------------------------------------------------------------------------
       1,170,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030        1,217,104
-------------------------------------------------------------------------------------------------------------------------
       3,200,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030        3,317,312
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2031        1,039,900
-------------------------------------------------------------------------------------------------------------------------
       1,710,000       NYS HFA (Multifamily Hsg.)                           5.650            02/15/2034        1,765,216
-------------------------------------------------------------------------------------------------------------------------
       2,120,000       NYS HFA (Multifamily Hsg.)                           5.700            08/15/2033        2,215,336
-------------------------------------------------------------------------------------------------------------------------
          95,000       NYS HFA (Multifamily Hsg.)                           5.950            08/15/2024           95,570
-------------------------------------------------------------------------------------------------------------------------
       1,285,000       NYS HFA (Multifamily Hsg.)                           6.100            11/15/2036        1,337,338
-------------------------------------------------------------------------------------------------------------------------
       4,700,000       NYS HFA (Multifamily Hsg.)                           6.125            08/15/2038        4,864,265
-------------------------------------------------------------------------------------------------------------------------
          40,000       NYS HFA (Multifamily Hsg.)                           6.200            08/15/2012           40,060
-------------------------------------------------------------------------------------------------------------------------
          25,000       NYS HFA (Multifamily Hsg.)                           6.200            08/15/2016           25,773
-------------------------------------------------------------------------------------------------------------------------
         735,000       NYS HFA (Multifamily Hsg.)                           6.250            02/15/2031          761,916
-------------------------------------------------------------------------------------------------------------------------


16                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,255,000       NYS HFA (Multifamily Hsg.)                           6.400%           11/15/2027   $    1,300,268
-------------------------------------------------------------------------------------------------------------------------
       1,005,000       NYS HFA (Multifamily Hsg.)                           6.500            08/15/2024        1,021,834
-------------------------------------------------------------------------------------------------------------------------
       2,735,000       NYS HFA (Multifamily Hsg.)                           6.700            08/15/2025        2,738,802
-------------------------------------------------------------------------------------------------------------------------
       5,625,000       NYS HFA (Multifamily Hsg.)                           6.750            11/15/2036        5,931,506
-------------------------------------------------------------------------------------------------------------------------
          15,000       NYS HFA (Multifamily Hsg.)                           6.950            08/15/2012           15,183
-------------------------------------------------------------------------------------------------------------------------
       5,400,000       NYS HFA (Multifamily Hsg.)                           7.050            08/15/2024        5,571,774
-------------------------------------------------------------------------------------------------------------------------
         320,000       NYS HFA (Multifamily Hsg.)                           7.550            11/01/2029          321,600
-------------------------------------------------------------------------------------------------------------------------
       2,805,000       NYS HFA (NH&HC) RITES 2                             11.670 4          11/01/2016        2,956,975
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYS HFA (Nonprofit Hsg.)                             6.400            11/01/2010            5,016
-------------------------------------------------------------------------------------------------------------------------
         480,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2009          488,213
-------------------------------------------------------------------------------------------------------------------------
         525,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2010          533,983
-------------------------------------------------------------------------------------------------------------------------
         565,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2011          574,667
-------------------------------------------------------------------------------------------------------------------------
         605,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2012          615,352
-------------------------------------------------------------------------------------------------------------------------
         655,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2013          666,207
-------------------------------------------------------------------------------------------------------------------------
         780,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2014          793,346
-------------------------------------------------------------------------------------------------------------------------
         835,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2015          849,287
-------------------------------------------------------------------------------------------------------------------------
         900,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2016          915,399
-------------------------------------------------------------------------------------------------------------------------
         990,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2017        1,006,939
-------------------------------------------------------------------------------------------------------------------------
       1,060,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2018        1,078,137
-------------------------------------------------------------------------------------------------------------------------
         460,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2019          467,871
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS HFA (Phillips Village)                           7.750            08/15/2017        5,120,100
-------------------------------------------------------------------------------------------------------------------------
          70,000       NYS HFA (Service Contract)                           5.375            03/15/2023           70,111
-------------------------------------------------------------------------------------------------------------------------
       5,600,000       NYS HFA (Service Contract)                           5.500            09/15/2022        5,916,344
-------------------------------------------------------------------------------------------------------------------------
       5,525,000       NYS HFA (Service Contract)                           5.500            03/15/2025        5,830,422
-------------------------------------------------------------------------------------------------------------------------
         255,000       NYS HFA (Service Contract)                           6.500            03/15/2025          260,381
-------------------------------------------------------------------------------------------------------------------------
         410,000       NYS HFA (Shorehill Hsg.)                             7.500            05/01/2008          410,476
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS HFA (Watergate II)                               4.750            02/15/2034          994,540
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS HFA (Watergate II)                               4.900            02/15/2045          956,270
-------------------------------------------------------------------------------------------------------------------------
         360,000       NYS LGSC (SCSB) 2                                    7.250            12/15/2011          371,480
-------------------------------------------------------------------------------------------------------------------------
         810,000       NYS LGSC (SCSB) 2                                    7.375            12/15/2016          842,108
-------------------------------------------------------------------------------------------------------------------------
         980,000       NYS LGSC (SCSB) 2                                    7.750            12/15/2021        1,037,438
-------------------------------------------------------------------------------------------------------------------------
       1,045,000       NYS Medcare (Central Suffolk Hospital)               6.125            11/01/2016        1,005,614
-------------------------------------------------------------------------------------------------------------------------
       1,200,000       NYS Medcare (Hospital & Nursing Home)                6.300            08/15/2023        1,210,524
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYS Medcare (Hospital & Nursing Home)                6.375            08/15/2033        1,002,500
-------------------------------------------------------------------------------------------------------------------------
       1,155,000       NYS Medcare (Hospital & Nursing Home)                7.400            11/01/2016        1,187,225
-------------------------------------------------------------------------------------------------------------------------
         990,000       NYS Medcare (Hospital & Nursing Home)                9.375            11/01/2016        1,040,243
-------------------------------------------------------------------------------------------------------------------------
         310,000       NYS Medcare (Hospital & Nursing Home)               10.000            11/01/2006          324,632
-------------------------------------------------------------------------------------------------------------------------
       1,670,000       NYS Medcare (M.G. Nursing Home)                      6.375            02/15/2035        1,707,258
-------------------------------------------------------------------------------------------------------------------------
         350,000       NYS Medcare (Montefiore Medical Center)              5.750            02/15/2025          358,792
-------------------------------------------------------------------------------------------------------------------------
      44,470,000       NYS Medcare (St. Luke's Hospital)                    5.700            02/15/2029       45,444,782
-------------------------------------------------------------------------------------------------------------------------
      12,500,000       NYS Medcare (St. Luke's Hospital) RITES 2            8.243 4          02/15/2029       13,048,000
-------------------------------------------------------------------------------------------------------------------------
       8,400,000       NYS Medcare (St. Luke's Hospital) RITES 2            8.293 4          02/15/2029        8,768,256
-------------------------------------------------------------------------------------------------------------------------
       5,750,000       NYS Medcare (St. Luke's Hospital) RITES 2            8.293 4          02/15/2029        6,002,080
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       NYS Medcare (St. Luke's Hospital) RITES 2            8.312 4          02/15/2029       10,438,400
-------------------------------------------------------------------------------------------------------------------------
       7,140,000       NYS Thruway Authority RITES 2                       11.064 4          01/01/2025        7,868,994
-------------------------------------------------------------------------------------------------------------------------
      25,000,000       NYS Thruway Authority, Series G                      4.750            01/01/2030       25,497,250
-------------------------------------------------------------------------------------------------------------------------
      20,000,000       NYS Thruway Authority, Series G                      5.000            01/01/2032       20,998,600
-------------------------------------------------------------------------------------------------------------------------
           5,000       NYS UDC (Correctional Facilities)                    6.310 1          01/01/2013            3,590
-------------------------------------------------------------------------------------------------------------------------
       5,480,000       Oneida County IDA (Bonide Products)                  6.250            11/01/2018        5,463,286
-------------------------------------------------------------------------------------------------------------------------


17                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$        500,000       Oneida County IDA (Civic Facilities-Mohawk
                       Valley)                                              4.625%           09/15/2030   $      477,195
-------------------------------------------------------------------------------------------------------------------------
         830,000       Oneida County IDA (Civic Facilities-Mohawk
                       Valley)                                              5.000            09/15/2035          837,503
-------------------------------------------------------------------------------------------------------------------------
         450,000       Oneida County IDA (Mohawk Valley Handicapped
                       Services)                                            5.300            03/15/2019          465,876
-------------------------------------------------------------------------------------------------------------------------
         740,000       Oneida County IDA (Mohawk Valley Handicapped
                       Services)                                            5.350            03/15/2029          755,688
-------------------------------------------------------------------------------------------------------------------------
       1,190,000       Oneida County IDA (Presbyterian Home)                5.250            03/01/2019        1,224,332
-------------------------------------------------------------------------------------------------------------------------
       1,015,000       Oneida County IDA (Presbyterian Home)                6.100            06/01/2020        1,099,570
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Onondaga County IDA (Air Cargo)                      6.125            01/01/2032        4,116,160
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Onondaga County IDA (Air Cargo)                      7.250            01/01/2032        2,070,200
-------------------------------------------------------------------------------------------------------------------------
         295,000       Onondaga County IDA (Central New York Charter
                       School for Math & Science) 5                         8.500            01/01/2032          131,234
-------------------------------------------------------------------------------------------------------------------------
         510,000       Onondaga County IDA (Coltec Industries)              7.250            06/01/2008          520,251
-------------------------------------------------------------------------------------------------------------------------
         770,000       Onondaga County IDA (Coltec Industries)              9.875            10/01/2010          808,808
-------------------------------------------------------------------------------------------------------------------------
       1,460,000       Onondaga County IDA (Community General
                       Hospital)                                            5.500            11/01/2018        1,470,527
-------------------------------------------------------------------------------------------------------------------------
       7,685,000       Onondaga County IDA (Community General
                       Hospital)                                            6.625            01/01/2018        7,710,591
-------------------------------------------------------------------------------------------------------------------------
       4,700,000       Onondaga County IDA (Le Moyne College)               5.625            12/01/2021        5,021,433
-------------------------------------------------------------------------------------------------------------------------
      11,500,000       Onondaga County IDA (Solvay Paperboard)              6.800            11/01/2014       12,042,685
-------------------------------------------------------------------------------------------------------------------------
      67,200,000       Onondaga County IDA (Solvay Paperboard)              7.000            11/01/2030       70,524,384
-------------------------------------------------------------------------------------------------------------------------
         750,000       Onondaga County IDA (Syracuse Home)                  5.200            12/01/2018          778,020
-------------------------------------------------------------------------------------------------------------------------
         500,000       Onondaga County IDA Sewage Waste Facilities
                       (Anheuser-Busch Companies)                           6.250            12/01/2034          543,275
-------------------------------------------------------------------------------------------------------------------------
      59,474,598       Onondaga County Res Rec                              0.000 6          05/01/2022       30,775,725
-------------------------------------------------------------------------------------------------------------------------
      41,580,000       Onondaga County Res Rec                              5.000            05/01/2015       39,716,800
-------------------------------------------------------------------------------------------------------------------------
         512,000       Ontario County IDA (Ontario Design)                  6.500            11/01/2005          512,128
-------------------------------------------------------------------------------------------------------------------------
         430,000       Orange County IDA (Adult Homes at Erie Station)      7.000            08/01/2021          460,251
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2021        2,675,875
-------------------------------------------------------------------------------------------------------------------------
       2,310,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031        2,451,002
-------------------------------------------------------------------------------------------------------------------------
       2,090,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031        2,217,574
-------------------------------------------------------------------------------------------------------------------------
       2,705,000       Orange County IDA (Glen Arden)                       5.625            01/01/2018        2,530,690
-------------------------------------------------------------------------------------------------------------------------
       5,590,000       Orange County IDA (Glen Arden)                       5.700            01/01/2028        4,982,982
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Orange County IDA (Kingston Manufacturing) 2         8.000            11/01/2017        1,454,400
-------------------------------------------------------------------------------------------------------------------------
         340,000       Orange County IDA (Orange Mental Retardation
                       Properties)                                          7.800            07/01/2011          342,584
-------------------------------------------------------------------------------------------------------------------------
       1,715,000       Orange County IDA (St. Luke's Cornwall
                       Hospital Obligated Group)                            5.375            12/01/2021        1,822,170
-------------------------------------------------------------------------------------------------------------------------
       6,330,000       Orange County IDA (St. Luke's Cornwall
                       Hospital Obligated Group)                            5.375            12/01/2026        6,693,595
-------------------------------------------------------------------------------------------------------------------------
       2,235,000       Orange County IDA (St. Luke's Cornwall
                       Hospital Obligated Group)                            5.375            12/01/2026        2,363,378
-------------------------------------------------------------------------------------------------------------------------
       7,650,000       Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2032        5,780,034
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2033        1,888,250
-------------------------------------------------------------------------------------------------------------------------
       2,755,000       Oswego County IDA (Bishop's Common)                  5.375            02/01/2049        2,933,083
-------------------------------------------------------------------------------------------------------------------------
       3,260,000       Oswego County IDA (Seneca Hill Manor)                5.650            08/01/2037        3,449,178
-------------------------------------------------------------------------------------------------------------------------
       6,680,000       Otsego County IDA (Hartwick College)                 5.900            07/01/2022        6,362,032
-------------------------------------------------------------------------------------------------------------------------
       2,970,000       Otsego County IDA (Mary Imogene Bassett
                       Hospital)                                            5.350            11/01/2020        3,168,069
-------------------------------------------------------------------------------------------------------------------------
      10,890,000       Peekskill IDA (Drum Hill)                            6.375            10/01/2028       10,583,338
-------------------------------------------------------------------------------------------------------------------------


18                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$        537,716       Peekskill IDA (Karta)                                9.000%           07/01/2010   $      541,749
-------------------------------------------------------------------------------------------------------------------------
       4,240,000       Port Authority  NY/NJ (Continental Airlines)         9.000            12/01/2006        4,265,016
-------------------------------------------------------------------------------------------------------------------------
       1,770,000       Port Authority  NY/NJ (Continental Airlines)         9.000            12/01/2010        1,780,443
-------------------------------------------------------------------------------------------------------------------------
      53,290,000       Port Authority  NY/NJ (Continental Airlines)         9.125            12/01/2015       53,604,411
-------------------------------------------------------------------------------------------------------------------------
       2,795,000       Port Authority  NY/NJ (Delta Air Lines) 5            6.950            06/01/2008        2,760,063
-------------------------------------------------------------------------------------------------------------------------
         285,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2011          299,412
-------------------------------------------------------------------------------------------------------------------------
      20,610,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2019       21,623,394
-------------------------------------------------------------------------------------------------------------------------
      20,000,000       Port Authority  NY/NJ RITES 2                       10.977 4          09/15/2013       23,819,200
-------------------------------------------------------------------------------------------------------------------------
      50,660,000       Port Authority  NY/NJ, 37th Series                   5.250            07/15/2034       53,926,557
-------------------------------------------------------------------------------------------------------------------------
          35,000       Port Authority  NY/NJ, 111th Series                  5.000            10/01/2032           35,731
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Port Authority  NY/NJ, 120th Series                  5.750            10/15/2026        1,055,070
-------------------------------------------------------------------------------------------------------------------------
          30,000       Port Authority  NY/NJ, 122nd Series                  5.000            07/15/2026           30,619
-------------------------------------------------------------------------------------------------------------------------
          45,000       Port Authority  NY/NJ, 122nd Series                  5.125            01/15/2036           46,094
-------------------------------------------------------------------------------------------------------------------------
       9,500,000       Port Authority  NY/NJ, 124th Series                  5.000            08/01/2036        9,695,510
-------------------------------------------------------------------------------------------------------------------------
         120,000       Port Authority  NY/NJ, 126th Series                  5.125            11/15/2028          125,734
-------------------------------------------------------------------------------------------------------------------------
         210,000       Port Authority  NY/NJ, 126th Series                  5.125            11/15/2030          219,786
-------------------------------------------------------------------------------------------------------------------------
          25,000       Port Authority  NY/NJ, 127th Series                  5.200            12/15/2027           26,339
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       Port Authority  NY/NJ, 127th Series                  5.250            12/15/2032        7,375,830
-------------------------------------------------------------------------------------------------------------------------
      19,350,000       Port Authority  NY/NJ, 132nd Series                  5.000            09/01/2038       20,235,843
-------------------------------------------------------------------------------------------------------------------------
       6,000,000       Port Authority  NY/NJ, 136th Series                  5.125            05/01/2034        6,318,960
-------------------------------------------------------------------------------------------------------------------------
      19,175,000       Port Authority  NY/NJ, 136th Series                  5.375            11/01/2028       20,606,797
-------------------------------------------------------------------------------------------------------------------------
      22,855,000       Port Authority  NY/NJ, 136th Series                  5.500            11/01/2029       24,852,756
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       Port Authority  NY/NJ, 140th Series                  5.000            12/01/2034       10,569,900
-------------------------------------------------------------------------------------------------------------------------
      13,745,000       Port Authority  NY/NJ, 141st Series                  5.000            09/01/2021       14,463,726
-------------------------------------------------------------------------------------------------------------------------
      16,455,000       Port Authority  NY/NJ, 141st Series                  5.000            09/01/2025       17,180,501
-------------------------------------------------------------------------------------------------------------------------
      18,040,000       Port Authority  NY/NJ, 141st Series                  5.000            09/01/2027       18,820,771
-------------------------------------------------------------------------------------------------------------------------
       2,755,000       Poughkeepsie IDA (Eastman & Bixby
                       Redevelopment Corp.)                                 6.000            08/01/2032        2,967,686
-------------------------------------------------------------------------------------------------------------------------
       1,990,000       Putnam County IDA (Brewster Plastics)                8.500            12/01/2016        2,057,143
-------------------------------------------------------------------------------------------------------------------------
       1,500,000       Rensselaer County IDA (Franciscan Heights)           5.375            12/01/2036        1,570,065
-------------------------------------------------------------------------------------------------------------------------
       6,385,000       Rensselaer County Tobacco Asset Securitization
                       Corp.                                                5.625            06/01/2035        6,632,291
-------------------------------------------------------------------------------------------------------------------------
       7,300,000       Rensselaer County Tobacco Asset Securitization
                       Corp.                                                5.750            06/01/2043        7,634,048
-------------------------------------------------------------------------------------------------------------------------
           5,000       Rensselaer Hsg. Authority (Renwyck)                  7.650            01/01/2011            5,189
-------------------------------------------------------------------------------------------------------------------------
      19,505,000       Rensselaer Municipal Leasing Corp. (Rensselaer
                       County Nursing Home)                                 6.900            06/01/2024       19,767,537
-------------------------------------------------------------------------------------------------------------------------
       1,580,000       Riverhead IDA (Michael Reilly Design)                8.875            08/01/2021        1,540,216
-------------------------------------------------------------------------------------------------------------------------
      15,860,000       Rochester Hsg. Authority (Crossroads
                       Apartments)                                          7.700            01/01/2017       16,358,956
-------------------------------------------------------------------------------------------------------------------------
       6,790,000       Rochester Museum & Science Center                    6.125            12/01/2015        6,855,524
-------------------------------------------------------------------------------------------------------------------------
       9,225,000       Rockland County Tobacco Asset Securitization
                       Corp.                                                5.625            08/15/2035        9,591,694
-------------------------------------------------------------------------------------------------------------------------
      10,100,000       Rockland County Tobacco Asset Securitization
                       Corp.                                                5.750            08/15/2043       10,574,296
-------------------------------------------------------------------------------------------------------------------------
       1,070,000       Saratoga County IDA (ARC)                            8.400            03/01/2013        1,079,042
-------------------------------------------------------------------------------------------------------------------------
       3,000,000       Saratoga County IDA (Saratoga Hospital)              5.125            12/01/2033        3,132,030
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Schenectady Bond Anticipation Notes                  5.250            05/26/2006        1,996,140
-------------------------------------------------------------------------------------------------------------------------
       1,635,000       Schenectady IDA (Schaffer Heights Hsg.)              6.000            11/01/2030        1,775,855
-------------------------------------------------------------------------------------------------------------------------
       3,335,000       Schenectady Metroplex Devel. Authority, Series A     5.375            12/15/2021        3,536,934
-------------------------------------------------------------------------------------------------------------------------
         242,000       Schroon Lake Fire District 2                         7.250            03/01/2009          243,791
-------------------------------------------------------------------------------------------------------------------------


19                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$        175,000       Scotia Hsg. Authority (Holyrood House)               7.000%           06/01/2009   $      177,172
-------------------------------------------------------------------------------------------------------------------------
       2,475,000       SONYMA, Series 29                                    5.450            04/01/2031        2,547,691
-------------------------------------------------------------------------------------------------------------------------
      22,180,000       SONYMA, Series 29                                    5.450            10/01/2031       22,881,110
-------------------------------------------------------------------------------------------------------------------------
       6,650,000       SONYMA, Series 65                                    5.850            10/01/2028        6,897,779
-------------------------------------------------------------------------------------------------------------------------
          20,000       SONYMA, Series 66                                    5.700            10/01/2027           20,737
-------------------------------------------------------------------------------------------------------------------------
      18,750,000       SONYMA, Series 67                                    5.800            10/01/2028       19,173,375
-------------------------------------------------------------------------------------------------------------------------
       3,495,000       SONYMA, Series 69                                    5.400            10/01/2019        3,595,411
-------------------------------------------------------------------------------------------------------------------------
       4,935,000       SONYMA, Series 69                                    5.500            10/01/2028        5,050,430
-------------------------------------------------------------------------------------------------------------------------
       3,650,000       SONYMA, Series 69 RITES 2                            7.991 4          10/01/2028        3,820,784
-------------------------------------------------------------------------------------------------------------------------
      13,100,000       SONYMA, Series 71                                    5.400            04/01/2029       13,524,047
-------------------------------------------------------------------------------------------------------------------------
          35,000       SONYMA, Series 71                                    5.400            04/01/2029           36,133
-------------------------------------------------------------------------------------------------------------------------
      10,150,000       SONYMA, Series 71 RITES 2                            7.791 4          04/01/2029       10,807,010
-------------------------------------------------------------------------------------------------------------------------
       5,500,000       SONYMA, Series 73 RITES 2                           12.214 4          10/01/2028        6,031,080
-------------------------------------------------------------------------------------------------------------------------
       1,725,000       SONYMA, Series 73-A                                  5.300            10/01/2028        1,766,642
-------------------------------------------------------------------------------------------------------------------------
         100,000       SONYMA, Series 77                                    5.150            04/01/2029          101,849
-------------------------------------------------------------------------------------------------------------------------
      10,175,000       SONYMA, Series 79                                    5.300            04/01/2029       10,531,125
-------------------------------------------------------------------------------------------------------------------------
         475,000       SONYMA, Series 82                                    5.650            04/01/2030          484,419
-------------------------------------------------------------------------------------------------------------------------
       5,945,000       SONYMA, Series 97                                    5.500            04/01/2031        6,148,497
-------------------------------------------------------------------------------------------------------------------------
       2,480,000       SONYMA, Series 106                                   5.100            04/01/2023        2,544,951
-------------------------------------------------------------------------------------------------------------------------
      35,720,000       SONYMA, Series 109                                   4.950            10/01/2034       36,060,769
-------------------------------------------------------------------------------------------------------------------------
       9,535,000       SONYMA, Series 123                                   4.750            04/01/2029        9,514,881
-------------------------------------------------------------------------------------------------------------------------
         300,000       St. Lawrence County IDA (Clarkson University)        5.125            07/01/2021          307,377
-------------------------------------------------------------------------------------------------------------------------
       1,315,000       St. Lawrence County IDA (Clarkson University)        5.250            07/01/2031        1,351,583
-------------------------------------------------------------------------------------------------------------------------
       2,370,000       St. Lawrence County IDA (Clarkson University)        5.500            07/01/2029        2,477,148
-------------------------------------------------------------------------------------------------------------------------
       2,805,000       St. Lawrence County IDA (Hepburn Medical
                       Center)                                              5.375            12/01/2019        2,948,336
-------------------------------------------------------------------------------------------------------------------------
       3,595,000       St. Lawrence County IDA (Hepburn Medical
                       Center)                                              5.500            12/01/2024        3,791,467
-------------------------------------------------------------------------------------------------------------------------
       1,360,000       Suffolk County IDA (ACLD)                            6.000            12/01/2019        1,389,852
-------------------------------------------------------------------------------------------------------------------------
         560,000       Suffolk County IDA (ALIA-ACDS)                       7.125            06/01/2017          603,624
-------------------------------------------------------------------------------------------------------------------------
         345,000       Suffolk County IDA (ALIA-ACLD)                       6.375            06/01/2014          350,158
-------------------------------------------------------------------------------------------------------------------------
       1,310,000       Suffolk County IDA (ALIA-ACLD)                       6.500            03/01/2018        1,352,038
-------------------------------------------------------------------------------------------------------------------------
         745,000       Suffolk County IDA (ALIA-ACLD)                       7.500            09/01/2015          810,135
-------------------------------------------------------------------------------------------------------------------------
         305,000       Suffolk County IDA (ALIA-ADD)                        6.950            12/01/2014          327,704
-------------------------------------------------------------------------------------------------------------------------
         510,000       Suffolk County IDA (ALIA-ADD)                        7.125            06/01/2017          549,729
-------------------------------------------------------------------------------------------------------------------------
         440,000       Suffolk County IDA (ALIA-ADD)                        7.500            09/01/2015          478,469
-------------------------------------------------------------------------------------------------------------------------
       1,370,000       Suffolk County IDA (ALIA-DDI)                        6.375            06/01/2014        1,430,280
-------------------------------------------------------------------------------------------------------------------------
         100,000       Suffolk County IDA (ALIA-DDI)                        7.500            09/01/2015          108,743
-------------------------------------------------------------------------------------------------------------------------
         765,000       Suffolk County IDA (ALIA-FREE)                       6.375            06/01/2014          798,660
-------------------------------------------------------------------------------------------------------------------------
       1,890,000       Suffolk County IDA (ALIA-FREE)                       6.950            12/01/2014        2,030,692
-------------------------------------------------------------------------------------------------------------------------
       4,285,000       Suffolk County IDA (ALIA-FREE)                       7.125            06/01/2017        4,618,802
-------------------------------------------------------------------------------------------------------------------------
         615,000       Suffolk County IDA (ALIA-IGHL)                       6.375            06/01/2014          624,194
-------------------------------------------------------------------------------------------------------------------------
         645,000       Suffolk County IDA (ALIA-IGHL)                       6.950            12/01/2014          693,014
-------------------------------------------------------------------------------------------------------------------------
       1,175,000       Suffolk County IDA (ALIA-IGHL)                       7.125            06/01/2017        1,266,533
-------------------------------------------------------------------------------------------------------------------------
       1,945,000       Suffolk County IDA (ALIA-IGHL)                       7.250            12/01/2033        2,051,878
-------------------------------------------------------------------------------------------------------------------------
         265,000       Suffolk County IDA (ALIA-IGHL)                       7.500            09/01/2015          288,169
-------------------------------------------------------------------------------------------------------------------------
         360,000       Suffolk County IDA (ALIA-L.I. Head Injury
                       Association)                                         6.375            06/01/2014          366,372
-------------------------------------------------------------------------------------------------------------------------
         770,000       Suffolk County IDA (ALIA-L.I. Head Injury
                       Association)                                         6.950            12/01/2014          827,319
-------------------------------------------------------------------------------------------------------------------------
         275,000       Suffolk County IDA (ALIA-L.I. Head Injury
                       Association)                                         7.500            09/01/2015          299,043
-------------------------------------------------------------------------------------------------------------------------


20                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$        600,000       Suffolk County IDA (ALIA-MCH)                        6.375%           06/01/2014   $      608,970
-------------------------------------------------------------------------------------------------------------------------
       1,830,000       Suffolk County IDA (ALIA-MCH)                        6.950            12/01/2014        1,966,225
-------------------------------------------------------------------------------------------------------------------------
       1,435,000       Suffolk County IDA (ALIA-MCH)                        7.125            06/01/2017        1,546,787
-------------------------------------------------------------------------------------------------------------------------
         745,000       Suffolk County IDA (ALIA-NYS ARC)                    7.500            09/01/2015          810,135
-------------------------------------------------------------------------------------------------------------------------
         435,000       Suffolk County IDA (ALIA-Pederson-Krag Center)       8.375            06/01/2016          476,608
-------------------------------------------------------------------------------------------------------------------------
         595,000       Suffolk County IDA (ALIA-SMCFS)                      7.500            09/01/2015          647,021
-------------------------------------------------------------------------------------------------------------------------
         710,000       Suffolk County IDA (ALIA-Suffolk Hostels)            7.500            09/01/2015          772,075
-------------------------------------------------------------------------------------------------------------------------
         255,000       Suffolk County IDA (ALIA-UCPAGS)                     6.375            06/01/2014          258,812
-------------------------------------------------------------------------------------------------------------------------
       1,120,000       Suffolk County IDA (ALIA-UCPAGS)                     6.950            12/01/2014        1,203,373
-------------------------------------------------------------------------------------------------------------------------
         840,000       Suffolk County IDA (ALIA-UCPAGS)                     7.000            06/01/2016          903,479
-------------------------------------------------------------------------------------------------------------------------
         500,000       Suffolk County IDA (ALIA-UCPAGS)                     7.500            09/01/2015          543,715
-------------------------------------------------------------------------------------------------------------------------
         400,000       Suffolk County IDA (ALIA-WORCA)                      6.950            12/01/2014          429,776
-------------------------------------------------------------------------------------------------------------------------
         900,000       Suffolk County IDA (ALIA-WORCA)                      7.125            06/01/2017          970,110
-------------------------------------------------------------------------------------------------------------------------
         590,000       Suffolk County IDA (ALIA-WORCA)                      7.500            09/01/2015          641,584
-------------------------------------------------------------------------------------------------------------------------
       7,293,119       Suffolk County IDA (Camelot Village) 2, 5            7.900            11/01/2031           62,721
-------------------------------------------------------------------------------------------------------------------------
         235,000       Suffolk County IDA (CCSSVD)                          7.000            04/01/2010          246,581
-------------------------------------------------------------------------------------------------------------------------
       2,595,000       Suffolk County IDA (CCSSVD)                          8.000            04/01/2030        2,758,433
-------------------------------------------------------------------------------------------------------------------------
         255,000       Suffolk County IDA (DDI)                             6.000            12/01/2019          260,597
-------------------------------------------------------------------------------------------------------------------------
         670,000       Suffolk County IDA (DDI)                             6.250            03/01/2009          670,288
-------------------------------------------------------------------------------------------------------------------------
       5,025,000       Suffolk County IDA (DDI)                             7.250            03/01/2024        5,058,567
-------------------------------------------------------------------------------------------------------------------------
       9,070,000       Suffolk County IDA (DDI)                             8.750            03/01/2023        9,230,539
-------------------------------------------------------------------------------------------------------------------------
       2,540,000       Suffolk County IDA (Dowling College)                 6.625            06/01/2024        2,555,215
-------------------------------------------------------------------------------------------------------------------------
       3,240,000       Suffolk County IDA (Dowling College)                 6.700            12/01/2020        3,317,047
-------------------------------------------------------------------------------------------------------------------------
       1,925,000       Suffolk County IDA (Family Residences)               6.000            12/01/2019        1,967,254
-------------------------------------------------------------------------------------------------------------------------
       1,345,000       Suffolk County IDA (Family Services League)          5.000            11/01/2027        1,401,275
-------------------------------------------------------------------------------------------------------------------------
         830,000       Suffolk County IDA (Family Services League)          5.000            11/01/2034          860,328
-------------------------------------------------------------------------------------------------------------------------
         195,000       Suffolk County IDA (Federation of
                       Organizations)                                       7.625            04/01/2010          203,071
-------------------------------------------------------------------------------------------------------------------------
       2,195,000       Suffolk County IDA (Federation of
                       Organizations)                                       8.125            04/01/2030        2,305,387
-------------------------------------------------------------------------------------------------------------------------
       2,600,000       Suffolk County IDA (Gurwin Jewish-Phase II)          6.700            05/01/2039        2,747,394
-------------------------------------------------------------------------------------------------------------------------
       3,860,000       Suffolk County IDA (Huntington First Aid Squad)      6.650            11/01/2017        4,021,078
-------------------------------------------------------------------------------------------------------------------------
         295,000       Suffolk County IDA (Independent Group Home
                       Living)                                              6.000            12/01/2019          301,475
-------------------------------------------------------------------------------------------------------------------------
       6,700,000       Suffolk County IDA (Jefferson's Ferry)               7.200            11/01/2019        7,281,627
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       Suffolk County IDA (Jefferson's Ferry)               7.250            11/01/2028       10,852,700
-------------------------------------------------------------------------------------------------------------------------
      13,760,000       Suffolk County IDA (Keyspan-Port Jefferson
                       Center)                                              5.250            06/01/2027       14,215,731
-------------------------------------------------------------------------------------------------------------------------
       4,065,000       Suffolk County IDA (L.I. Network Community
                       Services)                                            7.550            02/01/2034        4,216,746
-------------------------------------------------------------------------------------------------------------------------
       3,360,000       Suffolk County IDA (New Interdisciplinary
                       School)                                              6.750            12/01/2019        3,430,930
-------------------------------------------------------------------------------------------------------------------------
       3,500,000       Suffolk County IDA (Nissequogue Cogeneration
                       Partners)                                            5.300            01/01/2013        3,528,420
-------------------------------------------------------------------------------------------------------------------------
       8,835,000       Suffolk County IDA (Nissequogue Cogeneration
                       Partners)                                            5.500            01/01/2023        8,889,777
-------------------------------------------------------------------------------------------------------------------------
         695,000       Suffolk County IDA (OBPWC)                           7.500            11/01/2022          695,389
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Suffolk County IDA (Peconic Landing Retirement
                       Home)                                                8.000            10/01/2020        1,129,390
-------------------------------------------------------------------------------------------------------------------------
       2,850,000       Suffolk County IDA (Peconic Landing Retirement
                       Home)                                                8.000            10/01/2030        3,206,735
-------------------------------------------------------------------------------------------------------------------------
       4,800,000       Suffolk County IDA (Pederson-Krag Center)            7.200            02/01/2035        4,796,304
-------------------------------------------------------------------------------------------------------------------------
         225,000       Suffolk County IDA (Pederson-Krag Center)            7.625            04/01/2010          241,079
-------------------------------------------------------------------------------------------------------------------------
       2,545,000       Suffolk County IDA (Pederson-Krag Center)            8.125            04/01/2030        2,721,394
-------------------------------------------------------------------------------------------------------------------------


21                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,540,000       Suffolk County IDA (Rimland Facilities) 2            4.875% 7         12/01/2009   $    1,526,648
-------------------------------------------------------------------------------------------------------------------------
       2,080,000       Suffolk County IDA (Southampton Hospital
                       Association)                                         7.250            01/01/2020        2,138,531
-------------------------------------------------------------------------------------------------------------------------
       2,345,000       Suffolk County IDA (United Cerebral Palsy            6.000            12/01/2019        2,396,473
                       Association)
-------------------------------------------------------------------------------------------------------------------------
       5,635,000       Suffolk County IDA (United Cerebral Palsy            7.875            09/01/2041        5,853,751
                       Association)
-------------------------------------------------------------------------------------------------------------------------
       1,620,000       Suffolk County IDA (Windmill Village)                5.700            12/01/2026        1,729,706
-------------------------------------------------------------------------------------------------------------------------
       1,305,000       Suffolk County IDA (Windmill Village)                5.750            12/01/2031        1,395,267
-------------------------------------------------------------------------------------------------------------------------
         910,000       Suffolk County IDA (Wireless Boulevard Realty)       7.875            12/01/2012          955,473
-------------------------------------------------------------------------------------------------------------------------
       4,005,000       Suffolk County IDA (Wireless Boulevard Realty)       8.625            12/01/2026        4,220,028
-------------------------------------------------------------------------------------------------------------------------
          50,000       Suffolk County Water Authority                       5.125            06/01/2026           53,113
-------------------------------------------------------------------------------------------------------------------------
       4,700,000       Sullivan County IDA (Center for Discovery)           6.950            02/01/2035        4,714,241
-------------------------------------------------------------------------------------------------------------------------
       2,515,000       Sullivan County IDA (Center for Discovery)           7.250            02/01/2012        2,659,185
-------------------------------------------------------------------------------------------------------------------------
       9,965,000       Sullivan County IDA (Center for Discovery)           7.750            02/01/2027       10,530,613
-------------------------------------------------------------------------------------------------------------------------
       8,655,000       Sullivan County IDA (SCCC Dorm Corp. Civic
                       Facility)                                            7.250            06/01/2027        8,861,595
-------------------------------------------------------------------------------------------------------------------------
         295,000       Syracuse Hsg. Authority (Loretto Sedgwick
                       Heights Corp.)                                       7.375            11/01/2008          291,020
-------------------------------------------------------------------------------------------------------------------------
       6,995,000       Syracuse Hsg. Authority (Loretto Sedgwick
                       Heights Corp.)                                       8.500            11/01/2031        6,907,772
-------------------------------------------------------------------------------------------------------------------------
       6,590,000       Syracuse Hsg. Authority (LRRHCF)                     5.800            08/01/2037        7,024,347
-------------------------------------------------------------------------------------------------------------------------
         315,000       Syracuse Hsg. Authority (LRRHCF)                     7.500            08/01/2010          318,304
-------------------------------------------------------------------------------------------------------------------------
       2,435,000       Syracuse Hsg. Authority (Pavilion on James)          7.500            11/01/2042        2,440,040
-------------------------------------------------------------------------------------------------------------------------
         210,000       Syracuse IDA (Anoplate Corp.)                        7.250            11/01/2007          216,701
-------------------------------------------------------------------------------------------------------------------------
       2,195,000       Syracuse IDA (Anoplate Corp.)                        8.000            11/01/2022        2,328,522
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Syracuse IDA (Crouse Irving Health Hospital)         5.375            01/01/2023          755,760
-------------------------------------------------------------------------------------------------------------------------
      17,795,000       Syracuse IDA (James Square)                          7.200 1          08/01/2025        4,747,706
-------------------------------------------------------------------------------------------------------------------------
         725,000       Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2021          780,354
-------------------------------------------------------------------------------------------------------------------------
       2,050,000       Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2031        2,200,614
-------------------------------------------------------------------------------------------------------------------------
          75,000       Taconic Hills Central School District at
                       Craryville                                           5.000            06/15/2026           78,271
-------------------------------------------------------------------------------------------------------------------------
       7,500,000       Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2019        8,275,350
-------------------------------------------------------------------------------------------------------------------------
      13,825,000       Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2021       15,091,647
-------------------------------------------------------------------------------------------------------------------------
      13,555,000       Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2022       14,713,275
-------------------------------------------------------------------------------------------------------------------------
       3,750,000       Tompkins County IDA (Ithacare Center)                6.200            02/01/2037        3,959,963
-------------------------------------------------------------------------------------------------------------------------
          60,000       Tompkins Health Care Corp. (Reconstruction
                       Home)                                               10.800            02/01/2007           63,016
-------------------------------------------------------------------------------------------------------------------------
          60,000       Tompkins Health Care Corp. (Reconstruction
                       Home)                                               10.800            02/01/2028           67,256
-------------------------------------------------------------------------------------------------------------------------
         580,000       Tonawanda Senior Citizen Hsg. Corp.                  6.500            12/01/2010          589,593
-------------------------------------------------------------------------------------------------------------------------
          25,000       Triborough Bridge & Tunnel Authority                 5.000            01/01/2032           25,735
-------------------------------------------------------------------------------------------------------------------------
          80,000       Triborough Bridge & Tunnel Authority                 5.125            01/01/2031           87,592
-------------------------------------------------------------------------------------------------------------------------
       8,265,000       Triborough Bridge & Tunnel Authority RITES 2        11.033 4          01/01/2027        9,437,308
-------------------------------------------------------------------------------------------------------------------------
       4,190,000       Triborough Bridge & Tunnel Authority RITES 2        11.033 4          01/01/2032        4,765,790
-------------------------------------------------------------------------------------------------------------------------
      16,160,000       TSASC, Inc. (TFABs)                                  5.750            07/15/2032       17,005,976
-------------------------------------------------------------------------------------------------------------------------
         840,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2027          892,458
-------------------------------------------------------------------------------------------------------------------------
      78,740,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2034       83,517,156
-------------------------------------------------------------------------------------------------------------------------
     130,450,000       TSASC, Inc. (TFABs)                                  6.375            07/15/2039      138,924,032
-------------------------------------------------------------------------------------------------------------------------
         995,000       UCP/HCA  of Chemung County                           6.600            08/01/2022        1,051,407
-------------------------------------------------------------------------------------------------------------------------
       2,175,000       Ulser County Tobacco Asset Securitization
                       Corp. 2                                              6.250            06/01/2025        2,347,499
-------------------------------------------------------------------------------------------------------------------------


22                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$      1,805,000       Ulster County IDA (Brooklyn Bottling)                8.600%           06/30/2022   $    1,813,213
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Ulster County IDA (Kingston Hospital)                5.650            11/15/2024        4,170,560
-------------------------------------------------------------------------------------------------------------------------
       1,465,000       Ulster County IDA (Mid-Hudson Family Health
                       Services)                                            5.350            07/01/2023        1,517,652
-------------------------------------------------------------------------------------------------------------------------
       3,005,000       Ulster County Tobacco Asset Securitization
                       Corp.                                                0.000 6          06/01/2040        2,362,291
-------------------------------------------------------------------------------------------------------------------------
       2,815,000       Ulster County Tobacco Asset Securitization
                       Corp.                                                6.000            06/01/2040        2,989,980
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       United Nations Devel. Corp., Series A                5.250            07/01/2026        2,077,940
-------------------------------------------------------------------------------------------------------------------------
          25,000       Upper Mohawk Valley Regional Water Finance
                       Authority                                            5.125            10/01/2026           26,066
-------------------------------------------------------------------------------------------------------------------------
         500,000       Utica GO                                             6.100            01/15/2013          544,015
-------------------------------------------------------------------------------------------------------------------------
       3,550,000       Utica IDA (Utica College Civic Facility)             6.850            12/01/2031        3,729,382
-------------------------------------------------------------------------------------------------------------------------
         340,000       Watervliet Hsg. Authority (Colonie Senior
                       Service Center)                                      5.875            06/01/2018          329,062
-------------------------------------------------------------------------------------------------------------------------
      10,800,000       Watervliet Hsg. Authority (Colonie Senior
                       Service Center)                                      6.125            06/01/2038       10,135,260
-------------------------------------------------------------------------------------------------------------------------
       2,710,000       Wayne County IDA (ARC)                               8.375            03/01/2018        2,714,390
-------------------------------------------------------------------------------------------------------------------------
         300,000       Westchester County Healthcare Corp., Series A        5.875            11/01/2025          302,799
-------------------------------------------------------------------------------------------------------------------------
       7,180,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        7,604,266
-------------------------------------------------------------------------------------------------------------------------
       3,140,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        3,325,543
-------------------------------------------------------------------------------------------------------------------------
       6,320,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        6,693,449
-------------------------------------------------------------------------------------------------------------------------
       3,585,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        3,797,806
-------------------------------------------------------------------------------------------------------------------------
       8,455,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        8,956,889
-------------------------------------------------------------------------------------------------------------------------
       8,100,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        8,578,629
-------------------------------------------------------------------------------------------------------------------------
       6,280,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        6,651,085
-------------------------------------------------------------------------------------------------------------------------
       6,850,000       Westchester County IDA (Ardsley Hsg.)                7.900            11/01/2044        7,254,767
-------------------------------------------------------------------------------------------------------------------------
       1,870,000       Westchester County IDA (Beth Abraham Hospital)       8.375            12/01/2025        1,932,140
-------------------------------------------------------------------------------------------------------------------------
          90,000       Westchester County IDA (Children's Village)          5.375            03/15/2019           91,249
-------------------------------------------------------------------------------------------------------------------------
       4,450,000       Westchester County IDA (Children's Village)          6.000            06/01/2022        4,547,544
-------------------------------------------------------------------------------------------------------------------------
       1,215,000       Westchester County IDA (Clearview School)            7.250            01/01/2035        1,237,623
-------------------------------------------------------------------------------------------------------------------------
       1,300,000       Westchester County IDA (Guiding Eyes for the
                       Blind)                                               5.375            08/01/2024        1,345,266
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Westchester County IDA (Hebrew Hospital
                       Senior Hsg.)                                         7.375            07/01/2030        2,152,620
-------------------------------------------------------------------------------------------------------------------------
       1,560,000       Westchester County IDA (JDAM)                        6.750            04/01/2016        1,605,084
-------------------------------------------------------------------------------------------------------------------------
       3,250,000       Westchester County IDA (Lawrence Hospital)           5.000            01/01/2028        3,271,385
-------------------------------------------------------------------------------------------------------------------------
         800,000       Westchester County IDA (Lawrence Hospital)           5.125            01/01/2018          818,328
-------------------------------------------------------------------------------------------------------------------------
       1,275,000       Westchester County IDA (Living Independently
                       for the Elderly)                                     5.375            08/20/2021        1,368,878
-------------------------------------------------------------------------------------------------------------------------
       3,035,000       Westchester County IDA (Living Independently
                       for the Elderly)                                     5.400            08/20/2032        3,234,066
-------------------------------------------------------------------------------------------------------------------------
       1,610,000       Westchester County IDA (Rippowam-Cisqua School)      5.750            06/01/2029        1,653,261
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2013        1,044,940
-------------------------------------------------------------------------------------------------------------------------
       1,710,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2033        1,857,265
-------------------------------------------------------------------------------------------------------------------------
         130,000       Westchester County IDA (Westchester Airport
                       Association)                                         5.950            08/01/2024          131,062
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Westchester County IDA (Westhab Community
                       Revitalization)                                      4.850            06/01/2032        1,952,200
-------------------------------------------------------------------------------------------------------------------------
       2,590,000       Westchester County IDA (Winward School)              5.250            10/01/2031        2,707,120
-------------------------------------------------------------------------------------------------------------------------
      76,375,000       Westchester County Tobacco Asset
                       Securitization Corp.                                 0.000 6          07/15/2039       77,324,341
-------------------------------------------------------------------------------------------------------------------------


23                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
New York Continued
$     42,655,000       Westchester County Tobacco Asset
                       Securitization Corp.                                 5.125%           06/01/2038   $   42,684,005
-------------------------------------------------------------------------------------------------------------------------
      12,655,000       Westchester County Tobacco Asset
                       Securitization Corp.                                 5.125            06/01/2045       12,526,805
-------------------------------------------------------------------------------------------------------------------------
      13,340,000       Westchester County Tobacco Asset
                       Securitization Corp. RITES 2                         9.368 4          06/01/2045       12,934,998
-------------------------------------------------------------------------------------------------------------------------
       1,400,000       Yates County IDA (Keuka College)                     8.750            08/01/2015        1,567,566
-------------------------------------------------------------------------------------------------------------------------
       3,825,000       Yates County IDA (SSMH)                              5.650            02/01/2039        4,142,475
-------------------------------------------------------------------------------------------------------------------------
       6,000,000       Yonkers GO                                           5.000            08/01/2030        6,311,520
-------------------------------------------------------------------------------------------------------------------------
       4,500,000       Yonkers GO                                           5.000            08/01/2035        4,715,280
-------------------------------------------------------------------------------------------------------------------------
       4,685,000       Yonkers IDA (Hudson Scenic Studio)                   6.625            11/01/2019        4,762,068
-------------------------------------------------------------------------------------------------------------------------
       2,445,000       Yonkers IDA (Monastery Manor Associates)             5.250            04/01/2037        2,545,392
-------------------------------------------------------------------------------------------------------------------------
       1,590,000       Yonkers IDA (Philipsburgh Hall Associates)           7.500            11/01/2030        1,587,170
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Yonkers IDA (St. John's Riverside Hospital)          7.125            07/01/2031        2,602,500
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       Yonkers IDA (St. Joseph's Hospital)                  5.900            03/01/2008        2,434,850
-------------------------------------------------------------------------------------------------------------------------
       3,050,000       Yonkers IDA (St. Joseph's Hospital)                  8.500            12/30/2013        3,089,681
-------------------------------------------------------------------------------------------------------------------------
       3,300,000       Yonkers IDA (Westchester School)                     8.750            12/30/2023        3,435,498
-------------------------------------------------------------------------------------------------------------------------
         800,000       Yonkers Parking Authority                            6.000            06/15/2018          845,192
-------------------------------------------------------------------------------------------------------------------------
       1,215,000       Yonkers Parking Authority                            6.000            06/15/2024        1,258,120
                                                                                                          ---------------
                                                                                                           6,662,893,520
 U.S.
 Possessions--12.1%
-------------------------------------------------------------------------------------------------------------------------
       2,435,000       Guam EDA (Royal Socio Apartments) 5                  9.500            11/01/2018        1,193,710
-------------------------------------------------------------------------------------------------------------------------
         290,000       Guam Power Authority, Series A                       5.250            10/01/2023          281,619
-------------------------------------------------------------------------------------------------------------------------
      20,000,000       Guam Power Authority, Series A                       5.250            10/01/2034       18,988,200
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Northern Mariana Islands, Series A                   6.000            06/01/2020        1,058,370
-------------------------------------------------------------------------------------------------------------------------
       7,855,000       Northern Mariana Islands, Series A                   6.250            03/15/2028        8,187,659
-------------------------------------------------------------------------------------------------------------------------
      18,980,000       Northern Mariana Islands, Series A                   6.600            03/15/2028       21,089,437
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       Northern Mariana Islands, Series A                   7.375            06/01/2030       10,806,600
-------------------------------------------------------------------------------------------------------------------------
       7,035,000       Puerto Rico Children's Trust Fund (TASC)             5.500            05/15/2039        7,295,084
-------------------------------------------------------------------------------------------------------------------------
      21,535,000       Puerto Rico Children's Trust Fund (TASC)             5.625            05/15/2043       22,600,336
-------------------------------------------------------------------------------------------------------------------------
      17,000,000       Puerto Rico Children's Trust Fund (TASC)             6.380 1          05/15/2050        1,077,290
-------------------------------------------------------------------------------------------------------------------------
       1,900,000       Puerto Rico Commonwealth GO                          5.000            07/01/2029        1,962,415
-------------------------------------------------------------------------------------------------------------------------
       4,700,000       Puerto Rico Commonwealth GO                          5.000            07/01/2033        4,833,433
-------------------------------------------------------------------------------------------------------------------------
      17,500,000       Puerto Rico Commonwealth GO                          5.000            07/01/2034       18,043,025
-------------------------------------------------------------------------------------------------------------------------
       5,605,000       Puerto Rico Commonwealth GO                          5.125            07/01/2031        5,785,313
-------------------------------------------------------------------------------------------------------------------------
          50,000       Puerto Rico Electric Power Authority                 5.250            07/01/2029           53,731
-------------------------------------------------------------------------------------------------------------------------
          70,000       Puerto Rico Electric Power Authority, Series II      5.125            07/01/2026           74,523
-------------------------------------------------------------------------------------------------------------------------
          30,000       Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2029           31,454
-------------------------------------------------------------------------------------------------------------------------
         750,000       Puerto Rico HBFA                                     6.250            04/01/2029          766,088
-------------------------------------------------------------------------------------------------------------------------
          95,000       Puerto Rico HFC                                      5.100            12/01/2018           97,253
-------------------------------------------------------------------------------------------------------------------------
       1,985,000       Puerto Rico HFC                                      5.500            12/01/2023        2,076,647
-------------------------------------------------------------------------------------------------------------------------
          70,000       Puerto Rico HFC                                      7.500            10/01/2015           70,112
-------------------------------------------------------------------------------------------------------------------------
       2,015,000       Puerto Rico HFC                                      7.500            04/01/2022        2,072,105
-------------------------------------------------------------------------------------------------------------------------
       7,365,000       Puerto Rico Highway & Transportation Authority       5.000            07/01/2028        7,578,953
-------------------------------------------------------------------------------------------------------------------------
      50,440,000       Puerto Rico Highway & Transportation
                       Authority, Series D                                  5.250            07/01/2038       55,625,232
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Highway & Transportation
                       Authority, Series D                                  5.375            07/01/2036        4,441,000
-------------------------------------------------------------------------------------------------------------------------


24                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$      6,490,000       Puerto Rico Highway & Transportation
                       Authority, Series G                                  5.000%           07/01/2033   $    6,674,251
-------------------------------------------------------------------------------------------------------------------------
      63,585,000       Puerto Rico Highway & Transportation
                       Authority, Series G                                  5.000            07/01/2042       65,015,027
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       Puerto Rico Highway & Transportation
                       Authority, Series J                                  5.125            07/01/2039        1,295,850
-------------------------------------------------------------------------------------------------------------------------
         100,000       Puerto Rico Highway & Transportation
                       Authority, Series J                                  5.125            07/01/2043          103,449
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 3                                5.000            07/01/2023        5,203,300
-------------------------------------------------------------------------------------------------------------------------
      10,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 3                                5.000            07/01/2025       10,390,500
-------------------------------------------------------------------------------------------------------------------------
       8,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 3                                5.000            07/01/2026        8,306,000
-------------------------------------------------------------------------------------------------------------------------
      31,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K 3                                5.000            07/01/2045       31,840,720
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       Puerto Rico Infrastructure                           5.000            07/01/2037        5,158,600
-------------------------------------------------------------------------------------------------------------------------
     145,610,000       Puerto Rico Infrastructure                           5.000            07/01/2041      149,558,943
-------------------------------------------------------------------------------------------------------------------------
       1,080,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019        1,110,100
-------------------------------------------------------------------------------------------------------------------------
       1,575,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            12/01/2021        1,646,332
-------------------------------------------------------------------------------------------------------------------------
       5,750,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029        5,887,310
-------------------------------------------------------------------------------------------------------------------------
       6,315,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.500            12/01/2031        6,662,767
-------------------------------------------------------------------------------------------------------------------------
      42,400,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625            06/01/2026       45,809,384
-------------------------------------------------------------------------------------------------------------------------
       3,160,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                            5.625            07/01/2017        2,949,607
-------------------------------------------------------------------------------------------------------------------------
         985,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                            5.625            07/01/2027          881,063
-------------------------------------------------------------------------------------------------------------------------
       8,735,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                            6.500            07/01/2018        8,746,880
-------------------------------------------------------------------------------------------------------------------------
      12,380,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                            6.500            07/01/2026       12,322,557
-------------------------------------------------------------------------------------------------------------------------
         615,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.400            05/01/2009          617,294
-------------------------------------------------------------------------------------------------------------------------
       2,450,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.600            05/01/2014        2,452,377
-------------------------------------------------------------------------------------------------------------------------
       5,250,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.700            05/01/2024        5,256,983
-------------------------------------------------------------------------------------------------------------------------
       7,000,000       Puerto Rico ITEMECF (San Lucas & Cristo
                       Redentor Hospitals)                                  5.750            06/01/2029        5,833,030
-------------------------------------------------------------------------------------------------------------------------
         500,000       Puerto Rico ITEMECF (University of the Sacred
                       Heart)                                               5.250            09/01/2021          517,570
-------------------------------------------------------------------------------------------------------------------------
       8,000,000       Puerto Rico ITEMECF (University of the Sacred
                       Heart)                                               5.250            09/01/2031        8,185,360
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                  6.250            06/01/2026          751,320
-------------------------------------------------------------------------------------------------------------------------
      12,470,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                  6.300            06/01/2023        9,607,262
-------------------------------------------------------------------------------------------------------------------------
      52,715,000       Puerto Rico Public Buildings Authority               5.000            07/01/2036       54,304,884
-------------------------------------------------------------------------------------------------------------------------
      57,935,000       Puerto Rico Public Buildings Authority               5.250            07/01/2033       61,433,115
-------------------------------------------------------------------------------------------------------------------------
         120,000       Puerto Rico Public Buildings Authority               5.375            07/01/2033          127,266
-------------------------------------------------------------------------------------------------------------------------
      46,060,000       Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029       49,199,450
-------------------------------------------------------------------------------------------------------------------------
       9,230,000       University of V.I., Series A                         5.375            06/01/2034        9,690,577
-------------------------------------------------------------------------------------------------------------------------
       2,040,000       University of V.I., Series A                         6.250            12/01/2029        2,216,623
-------------------------------------------------------------------------------------------------------------------------
       1,250,000       V.I.  Government Refinery Facilities (Hovensa
                       Coker)                                               6.500            07/01/2021        1,419,688
-------------------------------------------------------------------------------------------------------------------------
          25,000       V.I.  Hsg. Finance Authority, Series A               6.450            03/01/2016           25,368
-------------------------------------------------------------------------------------------------------------------------
      18,720,000       V.I.  Public Finance Authority (Gross Receipts
                       Taxes Loan)                                          5.000            10/01/2031       19,301,630
-------------------------------------------------------------------------------------------------------------------------


25                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

       Principal
          Amount                                                            Coupon            Maturity             Value
-------------------------------------------------------------------------------------------------------------------------
$        550,000       V.I.  Public Finance Authority (Gross Receipts
                       Taxes Loan)                                          5.000%           10/01/2033   $      572,237
-------------------------------------------------------------------------------------------------------------------------
      27,733,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021       31,497,755
-------------------------------------------------------------------------------------------------------------------------
       8,000,000       V.I.  Public Finance Authority (Hovensa
                       Refinery)                                            6.125            07/01/2022        8,800,400
-------------------------------------------------------------------------------------------------------------------------
      11,700,000       V.I.  Public Finance Authority (Hovensa)             5.875            07/01/2022       12,676,248
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       V.I.  Public Finance Authority, Series A             5.250            10/01/2023        1,060,720
-------------------------------------------------------------------------------------------------------------------------
         750,000       V.I.  Public Finance Authority, Series A             5.250            10/01/2024          793,823
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       V.I.  Public Finance Authority, Series A             5.500            10/01/2018        1,051,940
-------------------------------------------------------------------------------------------------------------------------
      16,220,000       V.I.  Public Finance Authority, Series A             5.500            10/01/2022       16,944,710
-------------------------------------------------------------------------------------------------------------------------
       7,500,000       V.I.  Public Finance Authority, Series A             5.625            10/01/2025        7,879,725
-------------------------------------------------------------------------------------------------------------------------
          50,000       V.I.  Public Finance Authority, Series A             5.625            10/01/2025           52,166
-------------------------------------------------------------------------------------------------------------------------
       3,830,000       V.I.  Public Finance Authority, Series E             6.000            10/01/2022        3,991,971
-------------------------------------------------------------------------------------------------------------------------
       1,575,000       V.I.  Water & Power Authority                        5.300            07/01/2018        1,611,036
-------------------------------------------------------------------------------------------------------------------------
       3,515,000       V.I.  Water & Power Authority                        5.300            07/01/2021        3,552,189
-------------------------------------------------------------------------------------------------------------------------
       2,500,000       V.I.  Water & Power Authority                        5.500            07/01/2017        2,566,450
                                                                                                          --------------
                                                                                                             889,643,396
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,255,720,082)--102.80%                                                 7,552,536,916
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets--(2.8)                                                                (208,440,646)
                                                                                                          ---------------
Net Assets--100.0%                                                                                        $7,344,096,270
                                                                                                          ===============

Footnotes to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.


26                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $644,782,529, which represents 8.78% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

5. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.


27                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Ratings   September 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Ratings                                                                  Percent
--------------------------------------------------------------------------------
AAA                                                                        11.5%
AA                                                                         16.9
A                                                                          15.2
BBB                                                                        35.3
BB                                                                          3.8
B                                                                           0.2
CCC                                                                         6.0
Not Rated                                                                  11.1
--------------------------------------------------------------------------------
TOTAL                                                                     100.0%
================================================================================

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS              Association for Children with Down Syndrome

ACLD              Adults and Children with Learning and Developmental
                  Disabilities

ADD               Aid to the Developmentally Disabled

ALIA              Alliance of Long Island Agencies

ARC               Association of Retarded Citizens

ASMF              Amsterdam Sludge Management Facility

CCSSVD            Central Council of the Society of St. Vincent dePaul

CFGA              Child and Family Guidance Association

CHSLI             Catholic Health Services of Long Island

CNGCS             Central Nassau Guidance and Counseling Services

COP               Certificates of Participation

CSMR              Community Services for the Mentally Retarded

DA                Dormitory Authority

DDI               Developmental Disabilities Institute

DIAMONDS          Direct Investment of Accrued Municipals

DRIVERS           Derivative Inverse Tax Exempt Receipts

EDA               Economic Development Authority

EFC               Environmental Facilities Corp.

ERDA              Energy Research and Development Authority

FHA               Federal Housing Agency

FREE              Family Residences and Essential Enterprises

GJSR              Gurwin Jewish Senior Residences


28                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

GO                General Obligation

GSHMC             Good Samaritan Hospital Medical Center

HBFA              Housing Bank and Finance Agency

HDC               Housing Development Corp.

HELP              Homeless Economic Loan Program

HFA               Housing Finance Agency/Authority

HFC               Housing Finance Corp.

HH                Harmony Heights, Inc.

HHS               Harmony Heights School

HJDOI             Hospital for Joint Diseases Orthopedic Institute

IDA               Industrial Development Agency

IGHL              Independent Group Home for Living

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JCC               Jewish Community Center

JDAM              Julia Dyckman Andrus Memorial

JFK               John Fitzgerald Kennedy

L.I.              Long Island

LGSC              Local Government Services Corporation

LILCO             Long Island Lighting Corporation

LRRHCF            Loretto Rest Residential Health Care Facility

LVH               Little Village House

MCH               Maryhaven Center of Hope

MMC               Mercy Medical Center

MSH/NYU           Mount Sinai Hospital/New York University

MTA               Metropolitan Transportation Authority

NH&HC             Nursing Home and Health Care

NIMO              Niagara Mohawk Power Corporation

NY/NJ             New York/New Jersey

NYC               New York City

NYS               New York State

NYU               New York University

OBPWC             Ocean Bay Park Water Corporation

PSCH              Professional Service Centers for the Handicapped, Inc.

RG&E              Rochester Gas and Electric

RIBS              Residual Interest Bonds

RITES             Residual Interest Tax Exempt Security

ROLs              Residual Option Longs

SCCC              Sullivan County Community College

SCHRC             St. Charles Hospital and Rehabilitation Center

SCSB              Schuyler Community Services Board

SCSMC             St. Catherine of Sienna Medical Center

SFH               St. Francis Hospital

SLCD              School for Language and Communication Development

SMCFS             St. Mary's Children and Family Services

SONYMA            State of New York Mortgage Agency

SSMH              Soldiers and Sailors Memorial Hospital

SUNY              State University of New York

SV                Sienna Village

TASC              Tobacco Settlement Asset-Backed Bonds

TFABs             Tobacco Flexible Amortization Bonds

UBF               University of Buffalo Foundation

UCP/HCA           United Cerebral Palsy and Handicapped Children's Association

UCPAGS            United Cerebral Palsy Association of Greater Suffolk


29                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

UDC               Urban Development Corp.

V.I.              United States Virgin Islands

WORCA             Working Organization for Retarded Children and Adults

WWH               Wyandach/Wheatley Heights

YMCA              Young Men's Christian Association

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                           MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                      $1,019,151,149            13.5%
Hospital/Health Care                                753,616,042            10.0
Highways/Railways                                   700,416,069             9.3
Electric Utilities                                  596,125,000             7.9
Airlines                                            547,301,507             7.3
General Obligation                                  521,853,575             6.9
Water Utilities                                     416,655,275             5.5
Adult Living Facilities                             371,155,665             4.9
Marine/Aviation Facilities                          319,287,673             4.2
Multifamily Housing                                 317,206,160             4.2
Higher Education                                    287,563,136             3.8
Not-for-Profit Organization                         275,667,007             3.6
Municipal Leases                                    197,473,935             2.6
Paper, Containers & Packaging                       194,732,782             2.6
Single Family Housing                               164,504,076             2.2
Special Tax                                         154,717,543             2.0
Education                                           121,221,655             1.6
Sales Tax Revenue                                   119,288,810             1.6
Resource Recovery                                   113,889,350             1.5
Manufacturing, Non-Durable Goods                    111,042,504             1.5
Manufacturing, Durable Goods                         83,249,411             1.1
Pollution Control                                    54,935,840             0.7
Special Assessment                                   40,158,212             0.5
Gas Utilities                                        30,785,695             0.4
Parking Fee Revenue                                  28,180,801             0.4
Hotels, Restaurants & Leisure                        12,358,044             0.2
                                                 -------------------------------
Total                                            $7,552,536,916           100.0%
                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 7,256,631,528
                                              ===============

Gross unrealized appreciation                 $   360,453,178
Gross unrealized depreciation                     (64,547,790)
                                              ---------------
Net unrealized appreciation                   $   295,905,388



30                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the


31                                                     Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $203,749,135 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $625,031,346 as of September 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $6,145,227, representing 0.08% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


32                                                     Rochester Fund Municipals


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005